                                                           File Nos. 333-25473
                                                                      811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [X]



                            Pre-Effective Amendment No.                      [ ]
                            Post-Effective Amendment No. 11                  [X]
                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [X]


                                Amendment No. 12
                        (Check appropriate box or boxes)


                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)

Title
of Securities
Being Registered
----------------
Flexible Payment
Deferred Annuity
Contracts





It is proposed that this filing will become effective:
        -- immediately upon filing pursuant to paragraph (b) of Rule 485 X on March 31, 2000 pursuant to paragraph (b) of Rule 485
        -- 60 days after filing pursuant to paragraph (a) of Rule 485
        -- on [            ] pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Incorporated herein by reference to Post-Effective Amendment No. 9 under Securities Act of 1933 (the 33 Act) and No. 10 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-25473 and 811-3859 on Form N-4 filed on June 23, 1999.

               PART B - STATEMENT OF ADDITIONAL INFORMATION


Incorporated herein by reference to Post-Effective Amendment No. 9 under Securities Act of 1933 (the 33 Act) and No. 10 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-25473 and 811-3859 on Form N-4 filed on June 23, 1999.

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               [POLARIS II LOGO]

                                    PROFILE

                                 June 28, 1999

Incorporated herein by reference to Post-Effective Amendment No. 9 under Securities Act of 1933 (the 33 Act) and No. 10 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-25473 and 811-3859 on Form N-4 filed on June 23, 1999.

                               [POLARIS II LOGO]

                                   PROSPECTUS
                                 JUNE 28, 1999

Incorporated herein by reference to Post-Effective Amendment No. 9 under Securities Act of 1933 (the 33 Act) and No. 10 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-25473 and 811-3859 on Form N-4 filed on June 23, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT










This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated March 31, 2000, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





                                 March 31, 2000

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Separate Account                                                              3

General Account                                                               3

Performance Data                                                              4

Income Payments                                                              10

Annuity Unit Values                                                          11

Taxes                                                                        14

Distribution of Contracts                                                    17

Financial Statements                                                         18

                                SEPARATE ACCOUNT


        Variable Separate Account was originally established by Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

        The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

        The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


        From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.


        For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying SunAmerica Series Trust or Anchor Series Trust performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


        Performance data for the various Variable Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        For contracts without the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 4.57% and 4.68%, respectively. For contracts with the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 6.57% and 6.79%, respectively.


               Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               For contracts without the Principal Rewards Program:

                      Base Period Return = (EV-SV-CMF)/(SV)


               For contracts with the Principal Rewards Program:

                      Base Period Return = (EV-SV-CMF+E)/(SV)

        where:

               SV = value of one Accumulation Unit at the start of a 7 day period

               EV = value of one Accumulation Unit at the end of the 7 day period

              CMF = an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

                E =   Premium Enhancement Rate, prorated for 7 days.


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

               Effective Yield = [(Base Period Return + 1)365/7 - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

        The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

        The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 8 and total returns for contracts with the Principal Rewards Program are on page 9.

        Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

- Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

- Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Initial Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

- We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program.

                            STANDARDIZED PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                           (WITH/WITHOUT REDEMPTION)



                                                                                                         SINCE PRODUCT
                                   SEPARATE ACCOUNT          1 YEAR                 5 YEAR              INCEPTION DATE
                                       INCEPTION     -----------------------    ------------------    ---------------------
         VARIABLE PORTFOLIO              DATE            WITH       WITHOUT      WITH     WITHOUT       WITH       WITHOUT
         ------------------          -------------      --------    -------     ------    --------      ------     --------
Capital Appreciation                    2/12/93            58.30      65.30      31.80       32.00       23.57        23.62
Growth                                  2/19/93            17.95      24.95      25.28       25.52       18.67        18.72
Natural Resources                      10/31/94            32.28      39.28       5.20        5.69        3.94         4.26
Government & Quality Bond               2/22/93           -10.15      -3.15       5.48        5.96        4.05         4.17
Aggressive Growth                        6/3/96            74.80      81.80        N/A         N/A       27.53        28.12
MFS Mid-Cap Growth                       4/5/99              N/A        N/A        N/A         N/A       56.03        63.03
International Diversified Equities     10/31/94            15.60      22.60      11.44       11.82       10.36        10.62
Global Equities                          2/9/93            21.87      28.87      18.10       18.40       15.10        15.16
Putnam Growth                            2/9/93            20.69      27.69      26.08       26.32       18.08        18.13
MFS Growth and Income*                   2/9/93            -2.72       4.28      18.75       19.05       13.17        13.24
Alliance Growth                          2/9/93            24.04      31.04      35.37       35.55       25.68        25.71
"Dogs" of Wall Street                    4/1/98           -15.57      -8.57        N/A         N/A       -9.63        -5.99
Venture Value                          10/31/94             7.33      14.33      22.74       23.00       21.73        21.90
Federated Value                          6/3/96            -2.47       4.53        N/A         N/A       14.96        15.73
Growth-Income                            2/9/93            21.03      28.03      28.28       28.50       20.28        20.33
Utility                                  6/3/96            -6.84       0.16        N/A         N/A       11.34        12.18
Asset Allocation                         7/1/93             0.76       7.76      13.50       13.85       10.94        11.03
MFS Total Return**                     10/31/94            -5.75       1.25      12.89       13.26       12.45        12.68
SunAmerica Balanced                      6/3/96            12.49      19.49        N/A         N/A       20.12        20.82
Worldwide High Income                  10/31/94            10.37      17.37       9.45        9.86        8.75         9.03
High-Yield Bond                          2/9/93            -2.15       4.85       6.97        7.42        5.76         5.86
Corporate Bond                           7/1/93           -10.38      -3.38       5.09        5.58        3.62         3.74
Global Bond                              7/1/93            -9.57      -2.57       7.04        7.49        5.21         5.32
Emerging Markets                         6/5/97            67.55      74.55        N/A         N/A        0.92         2.80
International Growth and Income          6/4/97            15.29      22.29        N/A         N/A       12.53        14.12
Real Estate                              6/4/97           -15.98      -8.98        N/A         N/A       -6.60        -4.48


*    Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
     Inc.

**   Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel.
     Inc.



                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999



                                   UNDERLYING FUND
                                      INCEPTION                                   SINCE
       PORTFOLIO                         DATE              10 YEAR               INCEPTION
       ---------                      ---------            --------              ---------
Capital Appreciation                  3/23/87               21.70                  18.29
Growth                                8/13/84               15.68                  14.87
Natural Resources                      1/1/88                4.28                   5.77
Government and Quality Bond           8/13/84                5.84                   7.39

     Total return figures are based on historical data and are not intended to indicate future performance.



                  CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                        (RETURN WITH/WITHOUT REDEMPTION)




                                     SEPARATE ACCOUNT       1 YEAR             5 YEAR        SINCE PRODUCT  INCEPTION DATE
                                        INCEPTION      ----------------   ----------------   -------------  --------------
         VARIABLE PORTFOLIO               DATE          WITH    WITHOUT    WITH    WITHOUT      WITH           WITHOUT
         ------------------             ---------      ------   -------   ------   -------      ------         -------
Capital Appreciation                     2/12/93        59.61    68.61     32.13    32.53        23.81          23.97
Growth                                   2/19/93        18.46    27.46     25.54    26.02        16.85          19.06
Natural Resources                       10/31/94        33.06    42.06      5.15     6.11         3.85           4.67
Government & Quality Bond                2/22/93       -10.21    -1.21      5.43     6.38         4.01           4.47
Aggressive Growth                         6/3/96        76.43    85.43       N/A      N/A        27.80          28.83
MFS Mid-Cap Growth                        4/5/99          N/A      N/A       N/A      N/A        57.29          66.29
International Diversified Equities      10/31/94        16.05    25.05     11.50    12.27        10.41          11.05
Global Equities                           2/9/93        22.45    31.45     18.27    18.87        15.24          15.49
Putnam Growth                             2/9/93        21.24    30.24     26.35    26.82        18.26          18.48
MFS Growth and Income*                    2/9/93        -2.63     6.37     18.93    19.53        13.30          13.57
Alliance Growth                           2/9/93        24.66    33.66     35.73    36.08        25.93          26.08
"Dogs" of Wall Street                     4/1/98       -15.71    -6.71       N/A      N/A       -10.37          -4.91
Venture Value                           10/31/94         7.61    16.61     22.97    23.49        21.95          22.37
Federated Value                           6/3/96        -2.38     6.62       N/A      N/A        15.03          16.37
Growth-Income                             2/9/93        21.59    30.59     28.57    29.01        20.48          20.66
Utility                                   6/3/96        -6.84     2.16       N/A      N/A        11.34          12.80
Asset Allocation                          7/1/93         0.92     9.92     13.60    14.31        11.03          11.37
MFS Total Return**                      10/31/94        -5.72     3.28     12.98    13.71        12.53          13.12
SunAmerica Balanced                       6/3/96        12.88    21.88       N/A      N/A        20.29          21.49
Worldwide High Income                   10/31/94        10.72    19.72      9.48    10.3          8.77           9.45
High-Yield Bond                           2/9/93        -2.05     6.95      6.95     7.85         5.76           6.17
Corporate Bond                            7/1/93       -10.45    -1.45      5.03     6.00         3.56           4.06
Global Bond                               7/1/93        -9.62    -0.62      7.02     7.92         5.19           5.65
Emerging Markets                          6/2/97        69.04    78.04       N/A      N/A         0.59           3.59
International Growth and Income           6/4/97        15.73    24.73       N/A      N/A        12.47          15.00
Real Estate                               6/4/97       -16.14    -7.14       N/A      N/A        -7.13          -3.74


*    Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
     Inc.

**   Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel.
     Inc.


                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                  CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999


                                            UNDERLYING FUND
         VARIABLE PORTFOLIO                  INCEPTION DATE            10 YEAR            SINCE INCEPTION
         ------------------                  --------------        ---------------        ---------------
Capital Appreciation Portfolio                  3/23/87                 21.94                  18.48
Growth Portfolio                                8/13/84                 15.91                  15.02
Natural Resources Portfolio                      1/1/88                  4.50                   5.95
Government and Quality Bond Portfolio           8/13/84                  6.05                   7.53

Total return figures are based on historical data and are not intended to indicate future performance.

        Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        For contracts without the Principal Rewards Program:

                     n
               P(1+T)  = ERV

        For contracts with the Principal Rewards Program:

                            n
               [P(1+E)](1+T)  = ERV

where:         P =    a hypothetical initial payment of $1,000
               T =    average annual total return
               n =    number of years
               E =    Payment Enhancement Rate
             ERV =    ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

        The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of

Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

        For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.



INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

        If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Variable Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the

Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

        (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

        The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                             = 1.00174825

        The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

        To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

        The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.


VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

        P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

        Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.


                                      TAXES

GENERAL

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as Income Payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For Income Payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of Income Payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) Income Payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

        Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

        An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

        (a)    H.R. 10 PLANS

               Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b)    TAX-SHELTERED ANNUITIES

               Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c)    INDIVIDUAL RETIREMENT ANNUITIES

               Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


        (d)    ROTH IRAS

               Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

        (e)    CORPORATE PENSION AND PROFIT-SHARING PLANS

               Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (f)    DEFERRED COMPENSATION PLANS - SECTION 457

               Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.


                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS


        The audited consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are incorporated herein by reference to Post Effective Amendment No. 9 under the Securities Act of 1933 ("the 33 Act") and No. 11 under the Investment Company Act of 1940 ("the 40 Act") to this registration statement (file nos: 333-25473 and 811-3859) filed on December 15, 1999. Effective December 31, 1999, the Company changed its fiscal year end from September 30, to December 31. Reflecting this change, also incorporated herein by reference (to the above noted filing) is the Company's audited Transition Report as of and for the three months ended December 31, 1998. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods.

        Effective December 31, 1999, Variable Separate Account changed its fiscal year end from November 30, to December 31. Reflecting this change, included in this Statement of Additional Information are the Variable Separate Account (portion relating to the Polaris II Variable Annuity) audited financial statements as of and for the one month period ended December 31, 1999 and as of November 30, 1999 and for each of the two fiscal years in the period ended November 30, 1999.


        PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                     DECEMBER 31, 1999 AND NOVEMBER 30, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Account constituting Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 1999 and November 30, 1999, the results of their operations for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999, and the changes in their net assets for the one month ended December 31, 1999 and for the two fiscal years ended November 30, 1999 and November 30, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
Los Angeles, California
March 3, 2000

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999



                                                                                             Government   International
                                                 Capital                       Natural          and        Diversified
                                               Appreciation     Growth        Resources     Quality Bond     Equities
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $592,391,593   $229,020,717   $ 14,580,032   $158,963,351   $          0
     Investments in SunAmerica Series Trust,
        at market value                                   0              0              0              0    121,451,215

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $592,391,593   $229,020,717   $ 14,580,032   $158,963,351   $121,451,215
                                               ============   ============   ============   ============   ============

Accumulation units outstanding                   13,721,175      7,022,979      1,166,052     11,975,781      7,176,791
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      43.17   $      32.61   $      12.50   $      13.28   $      16.92
                                               ============   ============   ============   ============   ============



                                                  Global        Aggressive
                                                 Equities         Growth
                                                 Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         142,589,923    178,478,524

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $142,589,923   $178,478,524
                                               ============   ============

Accumulation units outstanding                    5,366,080      7,344,520
                                               ============   ============

Unit value of accumulation units               $      26.57   $      24.30
                                               ============   ============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)



                                                  Venture         Federated          Putnam         MFS Growth        Alliance
                                                   Value             Value           Growth          & Income          Growth
                                                  Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                               --------------   --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           918,987,624      113,143,395      362,907,786      104,086,066    1,248,910,215

Liabilities                                                 0                0                0                0                0
                                               --------------   --------------   --------------   --------------   --------------

Net Assets                                     $  918,987,624   $  113,143,395   $  362,907,786   $  104,086,066   $1,248,910,215
                                               ==============   ==============   ==============   ==============   ==============


Accumulation units outstanding                     32,960,877        6,700,126       11,459,476        4,397,413       25,720,432
                                               ==============   ==============   ==============   ==============   ==============

Unit value of accumulation units               $        27.88   $        16.89   $        31.67   $        23.67   $        48.56
                                               ==============   ==============   ==============   ==============   ==============



                                                  Growth-            Asset
                                                   Income         Allocation
                                                  Portfolio        Portfolio
                                               --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           706,346,292      234,426,378

Liabilities                                                 0                0
                                               --------------   --------------

Net Assets                                     $  706,346,292   $  234,426,378
                                               ==============   ==============


Accumulation units outstanding                     19,671,134       11,832,744
                                               ==============   ==============

Unit value of accumulation units               $        35.91   $        19.81
                                               ==============   ==============





                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                                SunAmerica      MFS Total                     Worldwide      High-Yield
                                                 Balanced        Return        Utility      High Income       Bond
                                                 Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0   $          0   $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         236,217,673     94,022,931     63,933,292     44,331,004    120,425,390

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $236,217,673   $ 94,022,931   $ 63,933,292   $ 44,331,004   $120,425,390
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                   11,995,695      5,054,346      4,232,249      2,824,430      8,096,738
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      19.69   $      18.60   $      15.11   $      15.70   $      14.87
                                               ============   ============   ============   ============   ============


                                                 Global        Corporate
                                                  Bond            Bond
                                                Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                          38,740,607     91,835,814

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $ 38,740,607   $ 91,835,814
                                               ============   ============


Accumulation units outstanding                    2,749,995      7,196,448
                                               ============   ============

Unit value of accumulation units               $      14.09   $      12.76
                                               ============   ============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                               International       Emerging           Real         "Dogs" of        MFS Mid-Cap
                                              Growth & Income       Markets          Estate        Wall Street        Growth
                                                  Portfolio        Portfolio        Portfolio       Portfolio        Portfolio
                                               --------------   --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           172,953,989       57,224,434       35,583,598       80,485,069       44,250,039

Liabilities                                                 0                0                0                0                0
                                               --------------   --------------   --------------   --------------   --------------

Net Assets                                     $  172,953,989   $   57,224,434   $   35,583,598   $   80,485,069   $   44,250,039
                                               ==============   ==============   ==============   ==============   ==============


Accumulation units outstanding                     12,288,580        5,310,973        3,993,765        8,952,838        2,713,848
                                               ==============   ==============   ==============   ==============   ==============

Unit value of accumulation units               $        14.07   $        10.77   $         8.91   $         8.99   $        16.31
                                               ==============   ==============   ==============   ==============   ==============



                                                    Cash
                                                  Management
                                                  Portfolio         TOTAL
                                               --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $  994,955,693
     Investments in SunAmerica Series Trust,
        at market value                           173,671,128    5,385,002,386

Liabilities                                                 0                0
                                               --------------   --------------

Net Assets                                     $  173,671,128   $6,379,958,079
                                               ==============   ==============


Accumulation units outstanding                     14,181,154
                                               ==============   ==============

Unit value of accumulation units               $        12.25
                                               ==============   ==============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999



                                                                                             Government   International
                                                 Capital                        Natural         and         Diversified
                                               Appreciation      Growth        Resources    Quality Bond     Equities
                                                 Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $480,400,313   $201,874,465   $ 13,461,238   $155,667,206   $          0
     Investments in SunAmerica Series Trust,
        at market value                                   0              0              0              0    108,270,790

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $480,400,313   $201,874,465   $ 13,461,238   $155,667,206   $108,270,790
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                   13,201,318      6,788,755      1,180,750     11,644,751      6,989,492
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      36.39   $      29.74   $      11.40   $      13.37   $      15.49
                                               ============   ============   ============   ============   ============


                                                  Global       Aggressive
                                                 Equities        Growth
                                                 Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,

         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         118,942,147    126,037,673

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $118,942,147   $126,037,673
                                               ============   ============


Accumulation units outstanding                    4,915,631      6,626,618
                                               ============   ============

Unit value of accumulation units               $      24.20   $      19.02
                                               ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                  Venture          Federated        Putnam         MFS Growth        Alliance
                                                   Value             Value          Growth          & Income          Growth
                                                  Portfolio        Portfolio       Portfolio        Portfolio        Portfolio
                                               --------------   --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           855,880,689      108,715,271      315,070,448       92,681,421    1,100,795,861

Liabilities                                                 0                0                0                0                0
                                               --------------   --------------   --------------   --------------   --------------

Net Assets                                     $  855,880,689   $  108,715,271   $  315,070,448   $   92,681,421   $1,100,795,861
                                               ==============   ==============   ==============   ==============   ==============


Accumulation units outstanding                     32,218,454        6,616,993       11,111,497        4,109,201       24,844,446
                                               ==============   ==============   ==============   ==============   ==============

Unit value of accumulation units               $        26.57   $        16.43   $        28.36   $        22.55   $        44.31
                                               ==============   ==============   ==============   ==============   ==============


                                                  Growth-            Asset
                                                   Income         Allocation
                                                  Portfolio       Portfolio
                                               --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           631,444,819      225,363,736

Liabilities                                                 0                0
                                               --------------   --------------

Net Assets                                     $  631,444,819   $  225,363,736
                                               ==============   ==============


Accumulation units outstanding                     19,070,913       11,800,263
                                               ==============   ==============

Unit value of accumulation units               $        33.11   $        19.10
                                               ==============   ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                SunAmerica      MFS Total                     Worldwide     High-Yield
                                                 Balanced        Return         Utility      High Income      Bond
                                                 Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0   $          0   $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         205,718,611     87,688,865     61,911,394     43,460,618    116,458,898

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $205,718,611   $ 87,688,865   $ 61,911,394   $ 43,460,618   $116,458,898
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                   11,283,979      4,740,884      4,083,169      2,853,924      7,918,425
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      18.23   $      18.50   $      15.16   $      15.23   $      14.71
                                               ============   ============   ============   ============   ============


                                                  Global         Corporate
                                                   Bond            Bond
                                                 Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,

         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                          37,993,494     91,081,954

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $ 37,993,494   $ 91,081,954
                                               ============   ============


Accumulation units outstanding                    2,692,066      7,121,685
                                               ============   ============

Unit value of accumulation units               $      14.11   $      12.78
                                               ============   ============

                 See accompanying notes to financial statements.

              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                               International       Emerging           Real         "Dogs" of
                                               Growth & Income      Markets          Estate        Wall Street
                                                  Portfolio        Portfolio        Portfolio       Portfolio
                                               --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           156,485,672       43,682,791       33,664,724       81,021,429

Liabilities                                                 0                0                0                0
                                               --------------   --------------   --------------   --------------

Net Assets                                     $  156,485,672   $   43,682,791   $   33,664,724   $   81,021,429
                                               ==============   ==============   ==============   ==============


Accumulation units outstanding                     11,676,801        4,857,715        3,959,755        8,879,703

                                               ==============   ==============   ==============   ==============
Unit value of accumulation units               $        13.40   $         8.99   $         8.50   $         9.12
                                               ==============   ==============   ==============   ==============


                                                 MFS Mid-Cap        Cash
                                                   Growth         Management
                                                  Portfolio        Portfolio            TOTAL
                                               --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $  851,403,222
     Investments in SunAmerica Series Trust,
        at market value                            31,376,575      164,148,572    4,837,896,452

Liabilities                                                 0                0                0
                                               --------------   --------------   --------------

Net Assets                                     $   31,376,575   $  164,148,572   $5,689,299,674
                                               ==============   ==============   ==============


Accumulation units outstanding                      2,204,857       13,454,926
                                               ==============   ==============
Unit value of accumulation units               $        14.23   $        12.20
                                               ==============   ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999



                                                                    Market Value    Market
Variable Accounts                                        Shares        Per Share     Value               Cost
-------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:

     Capital Appreciation Portfolio                      10,388,399     $  57.02  $  592,391,593     $  396,999,082
     Growth Portfolio                                     5,945,645        38.52     229,020,717        188,766,418
     Natural Resources Portfolio                            898,618        16.22      14,580,032         13,092,521
     Government and Quality Bond Portfolio               11,617,069        13.68     158,963,351        166,104,728
                                                                                  --------------     --------------
                                                                                     994,955,693        764,962,749
                                                                                  --------------     --------------
SUNAMERICA SERIES TRUST:
     International Diversified Equities Portfolio         7,591,788        16.00     121,451,215        104,777,456
     Global Equities Portfolio                            6,544,447        21.79     142,589,923        117,236,842
     Aggressive Growth Portfolio                          7,640,856        23.36     178,478,524        118,137,193
     Venture Value Portfolio                             34,299,649        26.79     918,987,624        803,600,710
     Federated Value Portfolio                            6,827,811        16.57     113,143,395        109,433,791
     Putnam Growth Portfolio                             12,875,350        28.19     362,907,786        279,960,964
     MFS Growth & Income Portfolio                        7,453,500        13.96     104,086,066        110,919,375
     Alliance Growth Portfolio                           32,548,685        38.37   1,248,910,215        986,671,590
     Growth-Income Portfolio                             21,684,971        32.57     706,346,292        556,800,067
     Asset Allocation Portfolio                          15,637,952        14.99     234,426,378        237,293,930
     SunAmerica Balanced Portfolio                       12,025,736        19.64     236,217,673        199,209,093
     MFS Total Return Portfolio                           6,570,615        14.31      94,022,931         98,708,398
     Utility Portfolio                                    4,446,168        14.38      63,933,292         63,325,351
     Worldwide High Income Portfolio                      4,166,563        10.64      44,331,004         48,246,386
     High-Yield Bond Portfolio                           11,485,596        10.48     120,425,390        128,943,216
     Global Bond Portfolio                                3,582,789        10.81      38,740,607         40,879,128
     Corporate Bond Portfolio                             8,255,944        11.12      91,835,814         95,814,250
     International Growth & Income Portfolio             13,413,047        12.89     172,953,989        170,100,803
     Emerging Markets Portfolio                           5,161,974        11.09      57,224,434         41,900,899
     Real Estate Portfolio                                4,037,994         8.81      35,583,598         41,800,376
     "Dogs" of Wall Street Portfolio                      8,986,293         8.96      80,485,069         86,797,993
     MFS Mid-Cap Growth Portfolio                         2,722,168        16.26      44,250,039         35,773,154
     Cash Management Portfolio                           15,953,279        10.89     173,671,128        172,352,999
                                                                                  --------------     --------------
                                                                                   5,385,002,386      4,648,683,964
                                                                                  --------------     --------------
                                                                                  $6,379,958,079     $5,413,646,713
                                                                                  ==============     ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                NOVEMBER 30, 1999



                                                                  Market Value            Market
Variable Accounts                                        Shares      Per Share             Value                   Cost
-----------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                  10,007,739        $ 48.00   $   480,400,313        $   375,510,172
     Growth Portfolio                                 5,754,774          35.08       201,874,465            181,634,878
     Natural Resources Portfolio                        911,125          14.77        13,461,238             13,252,590
     Government and Quality Bond Portfolio           11,310,388          13.76       155,667,206            161,925,972
                                                                                 ---------------        ---------------
                                                                                     851,403,222            732,323,612
                                                                                 ---------------        ---------------
SUNAMERICA SERIES TRUST:
     International Diversified Equities Portfolio     7,403,429          14.62       108,270,790            100,825,233
     Global Equities Portfolio                        6,002,852          19.81       118,942,147            105,966,168
     Aggressive Growth Portfolio                      6,902,939          18.26       126,037,673            102,069,002
     Venture Value Portfolio                         33,570,345          25.50       855,880,689            784,490,042
     Federated Value Portfolio                        6,751,821          16.10       108,715,271            108,182,224
     Putnam Growth Portfolio                         12,500,523          25.20       315,070,448            269,881,355
     MFS Growth & Income Portfolio                    6,973,994          13.29        92,681,421            104,423,107
     Alliance Growth Portfolio                       31,480,734          34.97     1,100,795,861            947,389,395
     Growth-Income Portfolio                         21,050,466          30.00       631,444,819            536,608,087
     Asset Allocation Portfolio                      15,615,149          14.43       225,363,736            236,994,913
     SunAmerica Balanced Portfolio                   11,326,874          18.16       205,718,611            185,958,153
     MFS Total Return Portfolio                       6,171,107          14.21        87,688,865             93,046,797
     Utility Portfolio                                4,295,096          14.41        61,911,394             61,168,887
     Worldwide High Income Portfolio                  4,215,525          10.31        43,460,618             48,891,480
     High-Yield Bond Portfolio                       11,247,102          10.35       116,458,898            126,551,811
     Global Bond Portfolio                            3,511,864          10.82        37,993,494             40,134,558
     Corporate Bond Portfolio                         8,180,769          11.13        91,081,954             95,018,220
     International Growth & Income Portfolio         11,618,792          13.47       156,485,672            145,775,555
     Emerging Markets Portfolio                       4,727,547           9.24        43,682,791             37,325,309
     Real Estate Portfolio                            4,008,769           8.40        33,664,724             41,673,478
     "Dogs" of Wall Street Portfolio                  8,924,418           9.08        81,021,429             86,376,791
     MFS Mid-Cap Growth Portfolio                     2,182,799          14.37        31,376,575             27,352,047
     Cash Management Portfolio                       15,156,138          10.83       164,148,572            163,468,523
                                                                                 ---------------        ---------------
                                                                                   4,837,896,452          4,449,571,135
                                                                                 ---------------        ---------------
                                                                                 $ 5,689,299,674        $ 5,181,894,747
                                                                                 ===============        ===============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                                                        Government
                                                       Capital                          Natural            and
                                                     Appreciation       Growth         Resources       Quality Bond
                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:

     Dividends and capital gains distributions      $           0    $           0    $           0    $           0
                                                    -------------    -------------    -------------    -------------

         Total investment income                                0                0                0                0
                                                    -------------    -------------    -------------    -------------

Expenses:
     Mortality risk charge                               (409,848)        (164,810)         (10,460)        (119,714)
     Guarantee death benefit charge                       (54,646)         (21,975)          (1,395)         (15,962)
     Expense risk charge                                 (159,385)         (64,093)          (4,068)         (46,555)
     Distribution expense charge                          (68,309)         (27,468)          (1,743)         (19,952)
                                                    -------------    -------------    -------------    -------------

         Total expenses                                  (692,188)        (278,346)         (17,666)        (202,183)
                                                    -------------    -------------    -------------    -------------

Net investment income (loss)                             (692,188)        (278,346)         (17,666)        (202,183)
                                                    -------------    -------------    -------------    -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          4,902,412          270,792          641,467          624,820
     Cost of shares sold                               (3,511,221)        (238,227)        (622,807)        (650,038)
                                                    -------------    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                             1,391,191           32,565           18,660          (25,218)
                                                    -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                              104,890,141       20,239,587          208,648       (6,258,766)
     End of period                                    195,392,511       40,254,299        1,487,511       (7,141,377)
                                                    -------------    -------------    -------------    -------------

Change in net unrealized appreciation/
    depreciation of investments                        90,502,370       20,014,712        1,278,863         (882,611)
                                                    -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $  91,201,373    $  19,768,931    $   1,279,857    $  (1,110,012)
                                                    =============    =============    =============    =============


                                                    International
                                                     Diversified        Global         Aggressive
                                                      Equities          Equities        Growth
                                                      Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------
Investment income:

     Dividends and capital gains distributions      $           0    $           0    $           0
                                                    -------------    -------------    -------------

         Total investment income                                0                0                0
                                                    -------------    -------------    -------------

Expenses:
     Mortality risk charge                                (87,566)         (99,920)        (118,298)
     Guarantee death benefit charge                       (11,676)         (13,323)         (15,773)
     Expense risk charge                                  (34,054)         (38,858)         (46,005)
     Distribution expense charge                          (14,594)         (16,653)         (19,716)
                                                    -------------    -------------    -------------

         Total expenses                                  (147,890)        (168,754)        (199,792)
                                                    -------------    -------------    -------------

Net investment income (loss)                             (147,890)        (168,754)        (199,792)
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         15,411,048        2,481,382        1,434,689
     Cost of shares sold                              (14,095,954)      (2,179,681)        (966,785)
                                                    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                             1,315,094          301,701          467,904
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                7,445,557       12,975,979       23,968,671
     End of period                                     16,673,759       25,353,081       60,341,331
                                                    -------------    -------------    -------------

Change in net unrealized appreciation/
    depreciation of investments                         9,228,202       12,377,102       36,372,660
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $  10,395,406    $  12,510,049    $  36,640,772
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                       Venture        Federated          Putnam         MFS Growth
                                                        Value            Value           Growth          & Income
                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $           0    $           0    $           0    $           0
                                                    -------------    -------------    -------------    -------------
         Total investment income                                0                0                0                0
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (672,293)         (83,757)        (258,809)         (74,558)
     Guarantee death benefit charge                       (89,639)         (11,168)         (34,508)          (9,941)
     Expense risk charge                                 (261,447)         (32,572)        (100,648)         (28,995)
     Distribution expense charge                         (112,050)         (13,959)         (43,134)         (12,427)
                                                    -------------    -------------    -------------    -------------
         Total expenses                                (1,135,429)        (141,456)        (437,099)        (125,921)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,135,429)        (141,456)        (437,099)        (125,921)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          1,303,007        1,427,402          667,031          121,182
     Cost of shares sold                               (1,164,586)      (1,427,585)        (519,095)        (135,931)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               138,421             (183)         147,936          (14,749)
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               71,390,647          533,047       45,189,093      (11,741,686)
     End of period                                    115,386,914        3,709,604       82,946,822       (6,833,309)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                        43,996,267        3,176,557       37,757,729        4,908,377
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $  42,999,259    $   3,034,918    $  37,468,566    $   4,767,707
                                                    =============    =============    =============    =============


                                                       Alliance         Growth-          Asset
                                                        Growth          Income         Allocation
                                                      Portfolio        Portfolio       Portfolio
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $           0    $           0    $           0
                                                    -------------    -------------    -------------
         Total investment income                                0                0                0
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (891,398)        (507,511)        (175,914)
     Guarantee death benefit charge                      (118,853)         (67,668)         (23,455)
     Expense risk charge                                 (346,655)        (197,365)         (68,411)
     Distribution expense charge                         (148,567)         (84,586)         (29,320)
                                                    -------------    -------------    -------------
         Total expenses                                (1,505,473)        (857,130)        (297,100)
                                                    -------------    -------------    -------------
Net investment income (loss)                           (1,505,473)        (857,130)        (297,100)
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            904,912        2,272,536        1,440,517
     Cost of shares sold                                 (753,574)      (1,918,746)      (1,486,742)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               151,338          353,790          (46,225)
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                              153,406,466       94,836,732      (11,631,177)
     End of period                                    262,238,625      149,546,225       (2,867,552)
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                       108,832,159       54,709,493        8,763,625
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $ 107,478,024    $  54,206,153    $   8,420,300
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)



                                                    SunAmerica       MFS Total                       Worldwide
                                                     Balanced          Return         Utility        High Income
                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                    ------------    ------------    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $          0    $          0    $          0    $          0
                                                    ------------    ------------    ------------    ------------
         Total investment income                               0               0               0               0
                                                    ------------    ------------    ------------    ------------
Expenses:
     Mortality risk charge                              (169,487)        (68,760)        (47,567)        (33,886)
     Guarantee death benefit charge                      (22,598)         (9,168)         (6,342)         (4,518)
     Expense risk charge                                 (65,912)        (26,740)        (18,498)        (13,178)
     Distribution expense charge                         (28,248)        (11,460)         (7,928)         (5,648)
                                                    ------------    ------------    ------------    ------------
         Total expenses                                 (286,245)       (116,128)        (80,335)        (57,230)
                                                    ------------    ------------    ------------    ------------
Net investment income (loss)                            (286,245)       (116,128)        (80,335)        (57,230)
                                                    ------------    ------------    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                                 0          24,396          76,227       1,350,169
     Cost of shares sold                                       0         (25,876)        (76,541)     (1,475,519)
                                                    ------------    ------------    ------------    ------------
Net realized gains (losses) from
    securities transactions                                    0          (1,480)           (314)       (125,350)
                                                    ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                              19,760,458      (5,357,932)        742,507      (5,430,862)
     End of period                                    37,008,580      (4,685,467)        607,941      (3,915,382)
                                                    ------------    ------------    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                       17,248,122         672,465        (134,566)      1,515,480
                                                    ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations   $ 16,961,877    $    554,857    $   (215,215)   $  1,332,900
                                                    ============    ============    ============    ============



                                                     High-Yield         Global        Corporate
                                                        Bond             Bond           Bond
                                                      Portfolio       Portfolio       Portfolio
                                                    ------------    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $          0    $          0    $          0
                                                    ------------    ------------    ------------
         Total investment income                               0               0               0
                                                    ------------    ------------    ------------
Expenses:
     Mortality risk charge                               (90,653)        (29,220)        (69,801)
     Guarantee death benefit charge                      (12,087)         (3,896)         (9,307)
     Expense risk charge                                 (35,254)        (11,363)        (27,145)
     Distribution expense charge                         (15,109)         (4,871)        (11,633)
                                                    ------------    ------------    ------------
         Total expenses                                 (153,103)        (49,350)       (117,886)
                                                    ------------    ------------    ------------
Net investment income (loss)                            (153,103)        (49,350)       (117,886)
                                                    ------------    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         1,311,705         427,478       1,009,070
     Cost of shares sold                              (1,409,741)       (450,269)     (1,050,927)
                                                    ------------    ------------    ------------
Net realized gains (losses) from
    securities transactions                              (98,036)        (22,791)        (41,857)
                                                    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                             (10,092,913)     (2,141,064)     (3,936,266)
     End of period                                    (8,517,826)     (2,138,521)     (3,978,436)
                                                    ------------    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                        1,575,087           2,543         (42,170)
                                                    ------------    ------------    ------------
Increase (decrease) in net assets from operations   $  1,323,948    $    (69,598)   $   (201,913)
                                                    ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                    International      Emerging           Real          "Dogs" of
                                                   Growth & Income      Markets          Estate         Wall Street
                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  15,397,560    $           0    $           0    $           0
                                                    -------------    -------------    -------------    -------------
         Total investment income                       15,397,560                0                0                0
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (127,322)         (38,508)         (25,619)         (60,367)
     Guarantee death benefit charge                       (16,976)          (5,134)          (3,416)          (8,049)
     Expense risk charge                                  (49,514)         (14,975)          (9,963)         (23,476)
     Distribution expense charge                          (21,221)          (6,419)          (4,270)         (10,061)
                                                    -------------    -------------    -------------    -------------
         Total expenses                                  (215,033)         (65,036)         (43,268)        (101,953)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           15,182,527          (65,036)         (43,268)        (101,953)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          7,350,263          827,847          622,303        1,461,955
     Cost of shares sold                               (6,626,647)        (619,939)        (771,157)      (1,583,069)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               723,616          207,908         (148,854)        (121,114)
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               10,710,117        6,357,482       (8,008,754)      (5,355,362)
     End of period                                      2,853,186       15,323,535       (6,216,778)      (6,312,924)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                        (7,856,931)       8,966,053        1,791,976         (957,562)
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $   8,049,212    $   9,108,925    $   1,599,854    $  (1,180,629)
                                                    =============    =============    =============    =============


                                                      MFS Mid-Cap       Cash
                                                        Growth        Management
                                                      Portfolio        Portfolio            TOTAL
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $     608,658    $           0    $  16,006,218
                                                    -------------    -------------    -------------
         Total investment income                          608,658                0       16,006,218
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                                (28,448)        (131,187)      (4,595,681)
     Guarantee death benefit charge                        (3,793)         (17,492)        (612,758)
     Expense risk charge                                  (11,063)         (51,017)      (1,787,209)
     Distribution expense charge                           (4,742)         (21,865)        (765,953)
                                                    -------------    -------------    -------------
         Total expenses                                   (48,046)        (221,561)      (7,761,601)
                                                    -------------    -------------    -------------
Net investment income (loss)                              560,612         (221,561)       8,244,617
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            658,578       44,276,886       93,300,074
     Cost of shares sold                                 (555,935)     (44,036,124)     (88,352,716)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               102,643          240,762        4,947,358
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                4,024,528          680,049      507,404,927
     End of period                                      8,476,885        1,318,129      966,311,366
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                         4,452,357          638,080      458,906,439
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $   5,115,612    $     657,281    $ 472,098,414
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999


                                                                                                       Government
                                                       Capital                           Natural          and
                                                    Appreciation        Growth          Resources      Quality Bond
                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  16,419,928    $  11,247,203    $     157,138    $   6,951,976
                                                    -------------    -------------    -------------    -------------
         Total investment income                       16,419,928       11,247,203          157,138        6,951,976
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                             (2,670,029)      (1,285,168)         (91,866)      (1,068,231)
     Guarantee death benefit charge                      (356,004)        (171,356)         (12,249)        (142,431)
     Expense risk charge                               (1,038,345)        (499,788)         (35,726)        (415,423)
     Distribution expense charge                         (445,004)        (214,194)         (15,311)        (178,038)
                                                    -------------    -------------    -------------    -------------
         Total expenses                                (4,509,382)      (2,170,506)        (155,152)      (1,804,123)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           11,910,546        9,076,697            1,986        5,147,853
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         72,858,783        9,362,928        5,258,327       25,219,551
     Cost of shares sold                              (63,752,901)      (8,361,173)      (5,112,408)     (25,646,811)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             9,105,882        1,001,755          145,919         (427,260)
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               (2,266,766)       4,884,168       (1,144,012)         713,259
     End of period                                    104,890,141       20,239,587          208,648       (6,258,766)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                       107,156,907       15,355,419        1,352,660       (6,972,025)
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $ 128,173,335    $  25,433,871    $   1,500,565    $  (2,251,432)
                                                    =============    =============    =============    =============


                                                    International
                                                     Diversified       Global          Aggressive
                                                       Equities        Equities          Growth
                                                      Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $   2,069,746    $   7,234,539    $   6,274,037
                                                    -------------    -------------    -------------
         Total investment income                        2,069,746        7,234,539        6,274,037
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (766,560)        (713,085)        (594,912)
     Guarantee death benefit charge                      (102,208)         (95,078)         (79,322)
     Expense risk charge                                 (298,107)        (277,311)        (231,355)
     Distribution expense charge                         (127,759)        (118,848)         (99,152)
                                                    -------------    -------------    -------------
         Total expenses                                (1,294,634)      (1,204,322)      (1,004,741)
                                                    -------------    -------------    -------------
Net investment income (loss)                              775,112        6,030,217        5,269,296
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                        253,041,090        9,018,820       12,860,801
     Cost of shares sold                             (246,068,174)      (8,448,132)     (11,018,748)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             6,972,916          570,688        1,842,053
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                1,677,884          565,631        1,064,455
     End of period                                      7,445,557       12,975,979       23,968,671
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                         5,767,673       12,410,348       22,904,216
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $  13,515,701    $  19,011,253    $  30,015,565
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)



                                                      Venture         Federated          Putnam        MFS Growth
                                                        Value            Value           Growth         & Income
                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  32,411,794    $   4,583,838    $   8,064,530    $  13,764,409
                                                    -------------    -------------    -------------    -------------
         Total investment income                       32,411,794        4,583,838        8,064,530       13,764,409
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                             (6,213,568)        (803,363)      (1,919,599)        (433,718)
     Guarantee death benefit charge                      (828,476)        (107,115)        (255,947)         (57,829)
     Expense risk charge                               (2,416,388)        (312,419)        (746,511)        (168,668)
     Distribution expense charge                       (1,035,594)        (133,893)        (319,932)         (72,287)
                                                    -------------    -------------    -------------    -------------
         Total expenses                               (10,494,026)      (1,356,790)      (3,241,989)        (732,502)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           21,917,768        3,227,048        4,822,541       13,031,907
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         31,057,635       16,095,924        2,558,419        1,364,335
     Cost of shares sold                              (27,956,324)     (14,713,789)      (2,299,108)      (1,313,899)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             3,101,311        1,382,135          259,311           50,436
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               20,764,044        4,379,096        4,482,602          316,687
     End of period                                     71,390,647          533,047       45,189,093      (11,741,686)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                        50,626,603       (3,846,049)      40,706,491      (12,058,373)
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $  75,645,682    $     763,134    $  45,788,343    $   1,023,970
                                                    =============    =============    =============    =============

                                                      Alliance          Growth-          Asset
                                                       Growth           Income         Allocation
                                                      Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  73,131,535    $  26,125,481    $  17,624,884
                                                    -------------    -------------    -------------
         Total investment income                       73,131,535       26,125,481       17,624,884
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                             (6,692,409)      (3,956,812)      (1,813,385)
     Guarantee death benefit charge                      (892,321)        (527,575)        (241,785)
     Expense risk charge                               (2,602,603)      (1,538,760)        (705,205)
     Distribution expense charge                       (1,115,402)        (659,468)        (302,230)
                                                    -------------    -------------    -------------
         Total expenses                               (11,302,735)      (6,682,615)      (3,062,605)
                                                    -------------    -------------    -------------
Net investment income (loss)                           61,828,800       19,442,866       14,562,279
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         43,457,676       21,422,634        5,985,744
     Cost of shares sold                              (36,427,909)     (18,313,760)      (6,198,674)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             7,029,767        3,108,874         (212,930)
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               38,472,062       20,109,919       (6,467,628)
     End of period                                    153,406,466       94,836,732      (11,631,177)
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                       114,934,404       74,726,813       (5,163,549)
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $ 183,792,971    $  97,278,553    $   9,185,800
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                    SunAmerica       MFS Total                       Worldwide       High-Yield
                                                     Balanced         Return          Utility       High Income         Bond
                                                     Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                    ------------    ------------    ------------    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $  2,990,284    $  8,372,761    $  3,028,472    $  4,717,470    $ 10,654,356
                                                    ------------    ------------    ------------    ------------    ------------
         Total investment income                       2,990,284       8,372,761       3,028,472       4,717,470      10,654,356
                                                    ------------    ------------    ------------    ------------    ------------
Expenses:
     Mortality risk charge                            (1,155,745)       (491,797)       (417,066)       (341,118)       (889,478)
     Guarantee death benefit charge                     (154,099)        (65,573)        (55,609)        (45,482)       (118,597)
     Expense risk charge                                (449,456)       (191,254)       (162,192)       (132,657)       (345,908)
     Distribution expense charge                        (192,625)        (81,966)        (69,511)        (56,854)       (148,247)
                                                    ------------    ------------    ------------    ------------    ------------
         Total expenses                               (1,951,925)       (830,590)       (704,378)       (576,111)     (1,502,230)
                                                    ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                           1,038,359       7,542,171       2,324,094       4,141,359       9,152,126
                                                    ------------    ------------    ------------    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                             1,062         175,910       3,170,945       5,259,484      27,129,016
     Cost of shares sold                                    (954)       (168,887)     (3,049,495)     (6,095,281)    (27,773,697)
                                                    ------------    ------------    ------------    ------------    ------------
Net realized gains (losses) from
    securities transactions                                  108           7,023         121,450        (835,797)       (644,681)
                                                    ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               3,912,921         654,344       1,513,827      (6,648,206)     (4,246,455)
     End of period                                    19,760,458      (5,357,932)        742,507      (5,430,862)    (10,092,913)
                                                    ------------    ------------    ------------    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                       15,847,537      (6,012,276)       (771,320)      1,217,344      (5,846,458)
                                                    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations   $ 16,886,004    $  1,536,918    $  1,674,224    $  4,522,906    $  2,660,987
                                                    ============    ============    ============    ============    ============


                                                      Global         Corporate
                                                        Bond           Bond
                                                     Portfolio       Portfolio
                                                    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $  2,582,165    $  3,808,676
                                                    ------------    ------------
         Total investment income                       2,582,165       3,808,676
                                                    ------------    ------------
Expenses:
     Mortality risk charge                              (267,662)       (659,556)
     Guarantee death benefit charge                      (35,688)        (87,941)
     Expense risk charge                                (104,091)       (256,494)
     Distribution expense charge                         (44,610)       (109,925)
                                                    ------------    ------------
         Total expenses                                 (452,051)     (1,113,916)
                                                    ------------    ------------
Net investment income (loss)                           2,130,114       2,694,760
                                                    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         1,375,121       1,252,158
     Cost of shares sold                              (1,415,145)     (1,302,574)
                                                    ------------    ------------
Net realized gains (losses) from
    securities transactions                              (40,024)        (50,416)
                                                    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 603,670         801,699
     End of period                                    (2,141,064)     (3,936,266)
                                                    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                       (2,744,734)     (4,737,965)
                                                    ------------    ------------
Increase (decrease) in net assets from operations   $   (654,644)   $ (2,093,621)
                                                    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                     International        Emerging             Real             "Dogs" of
                                                    Growth & Income        Markets            Estate           Wall Street
                                                        Portfolio         Portfolio          Portfolio          Portfolio
                                                    ---------------    ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions      $     2,309,922    $        35,323    $     1,268,769    $     2,456,301
                                                    ---------------    ---------------    ---------------    ---------------
         Total investment income                          2,309,922             35,323          1,268,769          2,456,301
                                                    ---------------    ---------------    ---------------    ---------------
Expenses:
     Mortality risk charge                               (1,043,018)          (237,745)          (320,216)          (630,844)
     Guarantee death benefit charge                        (139,069)           (31,699)           (42,695)           (84,113)
     Expense risk charge                                   (405,618)           (92,456)          (124,528)          (245,328)
     Distribution expense charge                           (173,837)           (39,625)           (53,370)          (105,141)
                                                    ---------------    ---------------    ---------------    ---------------
         Total expenses                                  (1,761,542)          (401,525)          (540,809)        (1,065,426)
                                                    ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                548,380           (366,202)           727,960          1,390,875
                                                    ---------------    ---------------    ---------------    ---------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          115,952,248          8,808,655          9,034,362          2,142,706
     Cost of shares sold                               (107,156,772)        (8,346,538)        (9,994,372)        (2,109,651)
                                                    ---------------    ---------------    ---------------    ---------------
Net realized gains (losses) from
    securities transactions                               8,795,476            462,117           (960,010)            33,055
                                                    ---------------    ---------------    ---------------    ---------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                    252,067         (3,748,568)        (3,138,635)         1,562,918
     End of period                                       10,710,117          6,357,482         (8,008,754)        (5,355,362)
                                                    ---------------    ---------------    ---------------    ---------------
Change in net unrealized appreciation/
    depreciation of investments                          10,458,050         10,106,050         (4,870,119)        (6,918,280)
                                                    ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets from operations   $    19,801,906    $    10,201,965    $    (5,102,169)   $    (5,494,350)
                                                    ===============    ===============    ===============    ===============


                                                      MFS Mid-Cap          Cash
                                                        Growth           Management
                                                       Portfolio          Portfolio            TOTAL
                                                    ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions      $             0    $     3,864,891    $   272,150,428
                                                    ---------------    ---------------    ---------------
         Total investment income                                  0          3,864,891        272,150,428
                                                    ---------------    ---------------    ---------------
Expenses:
     Mortality risk charge                                  (46,154)        (1,179,294)       (36,702,398)
     Guarantee death benefit charge                          (6,154)          (157,239)        (4,893,654)
     Expense risk charge                                    (17,949)          (458,614)       (14,273,154)
     Distribution expense charge                             (7,692)          (196,550)        (6,117,065)
                                                    ---------------    ---------------    ---------------
         Total expenses                                     (77,949)        (1,991,697)       (61,986,271)
                                                    ---------------    ---------------    ---------------
Net investment income (loss)                                (77,949)         1,873,194        210,164,157
                                                    ---------------    ---------------    ---------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            4,767,638        635,576,743      1,324,208,715
     Cost of shares sold                                 (4,647,745)      (633,363,925)    (1,281,056,846)
                                                    ---------------    ---------------    ---------------
Net realized gains (losses) from
    securities transactions                                 119,893          2,212,818         43,151,869
                                                    ---------------    ---------------    ---------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                          0            687,367         79,758,350
     End of period                                        4,024,528            680,049        507,404,927
                                                    ---------------    ---------------    ---------------
Change in net unrealized appreciation/
    depreciation of investments                           4,024,528             (7,318)       427,646,577
                                                    ---------------    ---------------    ---------------
Increase (decrease) in net assets from operations   $     4,066,472    $     4,078,694    $   680,962,603
                                                    ===============    ===============    ===============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                                                                 Government
                                                               Capital                           Natural            and
                                                             Appreciation       Growth           Resources      Quality Bond
                                                               Portfolio        Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (692,188)   $    (278,346)   $     (17,666)   $    (202,183)
     Net realized gains (losses) from
         securities transactions                                 1,391,191           32,565           18,660          (25,218)
     Change in net unrealized appreciation/
         depreciation of investments                            90,502,370       20,014,712        1,278,863         (882,611)
                                                             -------------    -------------    -------------    -------------
         Increase (decrease) in net assets from operations      91,201,373       19,768,931        1,279,857       (1,110,012)
                                                             -------------    -------------    -------------    -------------
From capital transactions:
     Net proceeds from units sold                                8,871,203        3,287,277          202,683        1,797,269
     Cost of units redeemed                                     (2,372,698)        (974,318)         (69,946)        (909,068)
     Net transfers                                              14,291,402        5,064,362         (293,800)       3,517,956
                                                             -------------    -------------    -------------    -------------
         Increase (decrease) in net assets
             from capital transactions                          20,789,907        7,377,321         (161,063)       4,406,157
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in net assets                              111,991,280       27,146,252        1,118,794        3,296,145
Net assets at beginning of period                              480,400,313      201,874,465       13,461,238      155,667,206
                                                             -------------    -------------    -------------    -------------
Net assets at end of period                                  $ 592,391,593    $ 229,020,717    $  14,580,032    $ 158,963,351
                                                             =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    221,171          104,342           17,270          134,876
     Units redeemed                                                (59,620)         (31,226)          (5,916)         (68,064)
     Units transferred                                             358,306          161,108          (26,052)         264,218
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                           519,857          234,224          (14,698)         331,030
Beginning units                                                 13,201,318        6,788,755        1,180,750       11,644,751
                                                             -------------    -------------    -------------    -------------
Ending units                                                    13,721,175        7,022,979        1,166,052       11,975,781
                                                             =============    =============    =============    =============


                                                             International
                                                              Diversified       Global           Aggressive
                                                                Equities        Equities          Growth
                                                               Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (147,890)   $    (168,754)   $    (199,792)
     Net realized gains (losses) from
         securities transactions                                 1,315,094          301,701          467,904
     Change in net unrealized appreciation/
         depreciation of investments                             9,228,202       12,377,102       36,372,660
                                                             -------------    -------------    -------------
         Increase (decrease) in net assets from operations      10,395,406       12,510,049       36,640,772
                                                             -------------    -------------    -------------
From capital transactions:
     Net proceeds from units sold                                1,284,655        2,125,576        4,206,604
     Cost of units redeemed                                       (407,506)        (648,995)        (602,988)
     Net transfers                                               1,907,870        9,661,146       12,196,463
                                                             -------------    -------------    -------------
         Increase (decrease) in net assets
             from capital transactions                           2,785,019       11,137,727       15,800,079
                                                             -------------    -------------    -------------
Increase (decrease) in net assets                               13,180,425       23,647,776       52,440,851
Net assets at beginning of period                              108,270,790      118,942,147      126,037,673
                                                             -------------    -------------    -------------
Net assets at end of period                                  $ 121,451,215    $ 142,589,923    $ 178,478,524
                                                             =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     80,154           84,013          187,480
     Units redeemed                                                (25,588)         (25,677)         (27,443)
     Units transferred                                             132,733          392,113          557,865
                                                             -------------    -------------    -------------
Increase (decrease) in units outstanding                           187,299          450,449          717,902
Beginning units                                                  6,989,492        4,915,631        6,626,618
                                                             -------------    -------------    -------------
Ending units                                                     7,176,791        5,366,080        7,344,520
                                                             =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)



                                                               Venture        Federated        Putnam          MFS Growth
                                                                Value           Value          Growth          & Income
                                                               Portfolio       Portfolio       Portfolio       Portfolio
                                                             ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (1,135,429)   $   (141,456)   $   (437,099)   $   (125,921)
     Net realized gains (losses) from
         securities transactions                                  138,421            (183)        147,936         (14,749)
     Change in net unrealized appreciation/
         depreciation of investments                           43,996,267       3,176,557      37,757,729       4,908,377
                                                             ------------    ------------    ------------    ------------
         Increase (decrease) in net assets from operations     42,999,259       3,034,918      37,468,566       4,767,707
                                                             ------------    ------------    ------------    ------------
From capital transactions:
     Net proceeds from units sold                               9,115,340       1,124,247       5,653,487       2,990,649
     Cost of units redeemed                                    (3,506,341)       (547,731)     (1,688,270)       (439,946)
     Net transfers                                             14,498,677         816,690       6,403,555       4,086,235
                                                             ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
             from capital transactions                         20,107,676       1,393,206      10,368,772       6,636,938
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in net assets                              63,106,935       4,428,124      47,837,338      11,404,645
Net assets at beginning of period                             855,880,689     108,715,271     315,070,448      92,681,421
                                                             ------------    ------------    ------------    ------------
Net assets at end of period                                  $918,987,624    $113,143,395    $362,907,786    $104,086,066
                                                             ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   336,177          68,312         188,645         130,044
     Units redeemed                                              (130,007)        (33,344)        (56,590)        (19,056)
     Units transferred                                            536,253          48,165         215,924         177,224
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                          742,423          83,133         347,979         288,212
Beginning units                                                32,218,454       6,616,993      11,111,497       4,109,201
                                                             ------------    ------------    ------------    ------------
Ending units                                                   32,960,877       6,700,126      11,459,476       4,397,413
                                                             ============    ============    ============    ============


                                                               Alliance        Growth-         Asset
                                                                Growth         Income          Allocation
                                                               Portfolio       Portfolio       Portfolio
                                                             ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (1,505,473)   $   (857,130)   $   (297,100)
     Net realized gains (losses) from
         securities transactions                                  151,338         353,790         (46,225)
     Change in net unrealized appreciation/
         depreciation of investments                          108,832,159      54,709,493       8,763,625
                                                           --------------    ------------    ------------
         Increase (decrease) in net assets from operations    107,478,024      54,206,153       8,420,300
                                                           --------------    ------------    ------------
From capital transactions:
     Net proceeds from units sold                              20,739,442      10,905,023       1,068,934
     Cost of units redeemed                                    (5,449,511)     (2,906,451)     (1,038,355)
     Net transfers                                             25,346,399      12,696,748         611,763
                                                           --------------    ------------    ------------
         Increase (decrease) in net assets
             from capital transactions                         40,636,330      20,695,320         642,342
                                                           --------------    ------------    ------------
Increase (decrease) in net assets                             148,114,354      74,901,473       9,062,642
Net assets at beginning of period                           1,100,795,861     631,444,819     225,363,736
                                                           --------------    ------------    ------------
Net assets at end of period                                $1,248,910,215    $706,346,292    $234,426,378
                                                           ==============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   447,481         317,349          54,973
     Units redeemed                                              (118,547)        (84,811)        (53,377)
     Units transferred                                            547,052         367,683          30,885
                                                             ------------    ------------    ------------
Increase (decrease) in units outstanding                          875,986         600,221          32,481
Beginning units                                                24,844,446      19,070,913      11,800,263
                                                             ------------    ------------    ------------
Ending units                                                   25,720,432      19,671,134      11,832,744
                                                             ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                    SunAmerica          MFS Total                            Worldwide
                                                     Balanced            Return             Utility         High Income
                                                    Portfolio           Portfolio          Portfolio         Portfolio
                                                  -------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $    (286,245)      $   (116,128)      $    (80,335)      $    (57,230)
      Net realized gains (losses) from
          securities transactions                             0             (1,480)              (314)          (125,350)
      Change in net unrealized appreciation/
          depreciation of investments                17,248,122            672,465           (134,566)         1,515,480
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        16,961,877            554,857           (215,215)         1,332,900
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    4,616,016          1,643,833            545,836            173,039
      Cost of units redeemed                         (1,274,264)          (318,090)          (261,218)          (288,003)
      Net transfers                                  10,195,433          4,453,466          1,952,495           (347,550)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from capital transactions              13,537,185          5,779,209          2,237,113           (462,514)
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in net assets                    30,499,062          6,334,066          2,021,898            870,386
Net assets at beginning of period                   205,718,611         87,688,865         61,911,394         43,460,618
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 236,217,673       $ 94,022,931       $ 63,933,292       $ 44,331,004
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        241,772             89,208             36,355             11,093
      Units redeemed                                    (66,782)           (17,229)           (17,421)           (18,533)
      Units transferred                                 536,726            241,483            130,146            (22,054)
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                711,716            313,462            149,080            (29,494)
Beginning units                                      11,283,979          4,740,884          4,083,169          2,853,924
                                                  -------------       ------------       ------------       ------------
Ending units                                         11,995,695          5,054,346          4,232,249          2,824,430
                                                  =============       ============       ============       ============


                                                   High-Yield           Global            Corporate
                                                      Bond               Bond                Bond
                                                    Portfolio          Portfolio          Portfolio
                                                  -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $    (153,103)      $    (49,350)      $   (117,886)
      Net realized gains (losses) from
          securities transactions                       (98,036)           (22,791)           (41,857)
      Change in net unrealized appreciation/
          depreciation of investments                 1,575,087              2,543            (42,170)
                                                  -------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                         1,323,948            (69,598)          (201,913)
                                                  -------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    1,339,041            406,148            757,699
      Cost of units redeemed                           (564,751)          (216,171)          (490,413)
      Net transfers                                   1,868,254            626,734            688,487
                                                  -------------       ------------       ------------
          Increase (decrease) in net assets
              from capital transactions               2,642,544            816,711            955,773
                                                  -------------       ------------       ------------
Increase (decrease) in net assets                     3,966,492            747,113            753,860
Net assets at beginning of period                   116,458,898         37,993,494         91,081,954
                                                  -------------       ------------       ------------
Net assets at end of period                       $ 120,425,390       $ 38,740,607       $ 91,835,814
                                                  =============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                         90,225             28,765             59,237
      Units redeemed                                    (38,100)           (15,303)           (38,325)
      Units transferred                                 126,188             44,467             53,851
                                                  -------------       ------------       ------------
Increase (decrease) in units outstanding                178,313             57,929             74,763
Beginning units                                       7,918,425          2,692,066          7,121,685
                                                  -------------       ------------       ------------
Ending units                                          8,096,738          2,749,995          7,196,448
                                                  =============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                  International        Emerging             Real            "Dogs" of
                                                 Growth & Income        Markets            Estate           Wall Street
                                                    Portfolio          Portfolio          Portfolio          Portfolio
                                                 ---------------      ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $  15,182,527       $    (65,036)      $    (43,268)      $   (101,953)
      Net realized gains (losses) from
          securities transactions                       723,616            207,908           (148,854)          (121,114)
      Change in net unrealized appreciation/
          depreciation of investments                (7,856,931)         8,966,053          1,791,976           (957,562)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                         8,049,212          9,108,925          1,599,854         (1,180,629)
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    2,535,222          1,171,741            212,637            921,223
      Cost of units redeemed                           (787,781)          (198,401)          (207,494)          (243,158)
      Net transfers                                   6,671,664          3,459,378            313,877            (33,796)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from capital transactions               8,419,105          4,432,718            319,020            644,269
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in net assets                    16,468,317         13,541,643          1,918,874           (536,360)
Net assets at beginning of period                   156,485,672         43,682,791         33,664,724         81,021,429
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 172,953,989       $ 57,224,434       $ 35,583,598       $ 80,485,069
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        182,111            116,673             25,382            103,201
      Units redeemed                                    (56,680)           (20,504)           (24,260)           (27,005)
      Units transferred                                 486,348            357,089             32,888             (3,061)
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                611,779            453,258             34,010             73,135
Beginning units                                      11,676,801          4,857,715          3,959,755          8,879,703
                                                  -------------       ------------       ------------       ------------
Ending units                                         12,288,580          5,310,973          3,993,765          8,952,838
                                                  =============       ============       ============       ============


                                                   MFS Mid-Cap           Cash
                                                    Growth            Management
                                                   Portfolio           Portfolio               TOTAL
                                                  ------------       -------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $    560,612       $    (221,561)      $     8,244,617
      Net realized gains (losses) from
          securities transactions                      102,643             240,762             4,947,358
      Change in net unrealized appreciation/
          depreciation of investments                4,452,357             638,080           458,906,439
                                                  ------------       -------------       ---------------
          Increase (decrease) in net assets
              from operations                        5,115,612             657,281           472,098,414
                                                  ------------       -------------       ---------------
From capital transactions:
      Net proceeds from units sold                   2,897,330           5,851,518            96,443,672
      Cost of units redeemed                          (134,821)         (2,686,485)          (29,233,174)
      Net transfers                                  4,995,343           5,700,242           151,349,493
                                                  ------------       -------------       ---------------
          Increase (decrease) in net assets
              from capital transactions              7,757,852           8,865,275           218,559,991
                                                  ------------       -------------       ---------------
Increase (decrease) in net assets                   12,873,464           9,522,556           690,658,405
Net assets at beginning of period                   31,376,575         164,148,572         5,689,299,674
                                                  ------------       -------------       ---------------
Net assets at end of period                       $ 44,250,039       $ 173,671,128       $ 6,379,958,079
                                                  ============       =============       ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       188,935             478,595
      Units redeemed                                    (8,997)           (219,565)
      Units transferred                                329,053             467,198
                                                  ------------       -------------
Increase (decrease) in units outstanding               508,991             726,228
Beginning units                                      2,204,857          13,454,926
                                                  ------------       -------------
Ending units                                         2,713,848          14,181,154
                                                  ============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999

                                                                                                              Government
                                                     Capital                                 Natural             and
                                                   Appreciation          Growth             Resources        Quality Bond
                                                     Portfolio          Portfolio           Portfolio          Portfolio
                                                  -------------       -------------       ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $  11,910,546       $   9,076,697       $      1,986       $   5,147,853
      Net realized gains (losses) from
          securities transactions                     9,105,882           1,001,755            145,919            (427,260)
      Change in net unrealized appreciation/
          depreciation of investments               107,156,907          15,355,419          1,352,660          (6,972,025)
                                                  -------------       -------------       ------------       -------------
          Increase (decrease) in net assets
              from operations                       128,173,335          25,433,871          1,500,565          (2,251,432)
                                                  -------------       -------------       ------------       -------------
From capital transactions:
      Net proceeds from units sold                   69,305,659          47,146,379          1,816,831          31,284,336
      Cost of units redeemed                        (13,282,552)         (6,605,132)          (479,685)         (5,928,638)
      Net transfers                                 121,677,384          46,109,493          4,655,997          54,720,584
                                                  -------------       -------------       ------------       -------------
          Increase in net assets
              from capital transactions             177,700,491          86,650,740          5,993,143          80,076,282
                                                  -------------       -------------       ------------       -------------
Increase in net assets                              305,873,826         112,084,611          7,493,708          77,824,850
Net assets at beginning of period                   174,526,487          89,789,854          5,967,530          77,842,356
                                                  -------------       -------------       ------------       -------------
Net assets at end of period                       $ 480,400,313       $ 201,874,465       $ 13,461,238       $ 155,667,206
                                                  =============       =============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      2,352,138           1,708,542            168,874           2,324,847
      Units redeemed                                   (441,210)           (236,228)           (44,221)           (441,118)
      Units transferred                               3,933,528           1,638,333            414,618           4,063,451
                                                  -------------       -------------       ------------       -------------
Increase in units outstanding                         5,844,456           3,110,647            539,271           5,947,180
Beginning units                                       7,356,862           3,678,108            641,479           5,697,571
                                                  -------------       -------------       ------------       -------------
Ending units                                         13,201,318           6,788,755          1,180,750          11,644,751
                                                  =============       =============       ============       =============


                                                   International
                                                    Diversified           Global            Aggressive
                                                     Equities            Equities             Growth
                                                    Portfolio            Portfolio           Portfolio
                                                   -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $     775,112       $   6,030,217       $   5,269,296
      Net realized gains (losses) from
          securities transactions                      6,972,916             570,688           1,842,053
      Change in net unrealized appreciation/
          depreciation of investments                  5,767,673          12,410,348          22,904,216
                                                   -------------       -------------       -------------
          Increase (decrease) in net assets
              from operations                         13,515,701          19,011,253          30,015,565
                                                   -------------       -------------       -------------
From capital transactions:
      Net proceeds from units sold                    13,474,668          21,163,425          22,485,712
      Cost of units redeemed                          (3,304,436)         (3,174,599)         (2,677,820)
      Net transfers                                   23,416,783          32,642,222          43,063,414
                                                   -------------       -------------       -------------
          Increase in net assets
              from capital transactions               33,587,015          50,631,048          62,871,306
                                                   -------------       -------------       -------------
Increase in net assets                                47,102,716          69,642,301          92,886,871
Net assets at beginning of period                     61,168,074          49,299,846          33,150,802
                                                   -------------       -------------       -------------
Net assets at end of period                        $ 108,270,790       $ 118,942,147       $ 126,037,673
                                                   =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                         950,384             986,539           1,432,227
      Units redeemed                                    (232,642)           (146,981)           (169,014)
      Units transferred                                1,752,205           1,509,161           2,569,218
                                                   -------------       -------------       -------------
Increase in units outstanding                          2,469,947           2,348,719           3,832,431
Beginning units                                        4,519,545           2,566,912           2,794,187
                                                   -------------       -------------       -------------
Ending units                                           6,989,492           4,915,631           6,626,618
                                                   =============       =============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                     Venture            Federated           Putnam            MFS Growth
                                                      Value               Value             Growth             & Income
                                                    Portfolio           Portfolio          Portfolio           Portfolio
                                                  -------------       -------------       -------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $  21,917,768       $   3,227,048       $   4,822,541       $ 13,031,907
      Net realized gains (losses) from
          securities transactions                     3,101,311           1,382,135             259,311             50,436
      Change in net unrealized appreciation/
          depreciation of investments                50,626,603          (3,846,049)         40,706,491        (12,058,373)
                                                  -------------       -------------       -------------       ------------
          Increase (decrease) in net assets
              from operations                        75,645,682             763,134          45,788,343          1,023,970
                                                  -------------       -------------       -------------       ------------
From capital transactions:
      Net proceeds from units sold                  129,086,971          19,743,459          80,431,272         36,083,764
      Cost of units redeemed                        (27,710,746)         (4,490,393)         (9,100,608)        (1,799,360)
      Net transfers                                 194,467,200          32,691,119          87,608,460         43,170,189
                                                  -------------       -------------       -------------       ------------
          Increase in net assets
              from capital transactions             295,843,425          47,944,185         158,939,124         77,454,593
                                                  -------------       -------------       -------------       ------------
Increase in net assets                              371,489,107          48,707,319         204,727,467         78,478,563
Net assets at beginning of period                   484,391,582          60,007,952         110,342,981         14,202,858
                                                  -------------       -------------       -------------       ------------
Net assets at end of period                       $ 855,880,689       $ 108,715,271       $ 315,070,448       $ 92,681,421
                                                  =============       =============       =============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      5,021,122           1,175,234           3,118,051          1,586,052
      Units redeemed                                 (1,071,080)           (267,288)           (349,272)           (79,517)
      Units transferred                               7,534,041           1,925,799           3,393,094          1,908,590
                                                  -------------       -------------       -------------       ------------
Increase in units outstanding                        11,484,083           2,833,745           6,161,873          3,415,125
Beginning units                                      20,734,371           3,783,248           4,949,624            694,076
                                                  -------------       -------------       -------------       ------------
Ending units                                         32,218,454           6,616,993          11,111,497          4,109,201
                                                  =============       =============       =============       ============


                                                     Alliance              Growth-              Asset
                                                      Growth               Income             Allocation
                                                     Portfolio            Portfolio            Portfolio
                                                   ---------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $    61,828,800       $  19,442,866       $  14,562,279
      Net realized gains (losses) from
          securities transactions                        7,029,767           3,108,874            (212,930)
      Change in net unrealized appreciation/
          depreciation of investments                  114,934,404          74,726,813          (5,163,549)
                                                   ---------------       -------------       -------------
          Increase (decrease) in net assets
              from operations                          183,792,971          97,278,553           9,185,800
                                                   ---------------       -------------       -------------
From capital transactions:
      Net proceeds from units sold                     242,966,166         127,355,200          21,128,082
      Cost of units redeemed                           (31,653,689)        (19,305,894)         (9,226,462)
      Net transfers                                    311,928,229         174,525,511          40,366,380
                                                   ---------------       -------------       -------------
          Increase in net assets
              from capital transactions                523,240,706         282,574,817          52,268,000
                                                   ---------------       -------------       -------------
Increase in net assets                                 707,033,677         379,853,370          61,453,800
Net assets at beginning of period                      393,762,184         251,591,449         163,909,936
                                                   ---------------       -------------       -------------
Net assets at end of period                        $ 1,100,795,861       $ 631,444,819       $ 225,363,736
                                                   ===============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                         6,019,042           4,193,175           1,131,416
      Units redeemed                                      (778,222)           (630,061)           (492,133)
      Units transferred                                  7,601,975           5,721,597           2,164,458
                                                   ---------------       -------------       -------------
Increase in units outstanding                           12,842,795           9,284,711           2,803,741
Beginning units                                         12,001,651           9,786,202           8,996,522
                                                   ---------------       -------------       -------------
Ending units                                            24,844,446          19,070,913          11,800,263
                                                   ===============       =============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                    SunAmerica         MFS Total                             Worldwide
                                                     Balanced           Return             Utility          High Income
                                                    Portfolio          Portfolio          Portfolio          Portfolio
                                                  -------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   1,038,359       $  7,542,171       $  2,324,094       $  4,141,359
      Net realized gains (losses) from
          securities transactions                           108              7,023            121,450           (835,797)
      Change in net unrealized appreciation/
          depreciation of investments                15,847,537         (6,012,276)          (771,320)         1,217,344
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        16,886,004          1,536,918          1,674,224          4,522,906
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                   53,470,616         21,860,070         12,447,951          3,498,929
      Cost of units redeemed                         (6,596,557)        (1,995,038)        (2,137,570)        (1,781,662)
      Net transfers                                  86,675,865         40,508,079         23,613,148          4,235,172
                                                  -------------       ------------       ------------       ------------
          Increase in net assets
              from capital transactions             133,549,924         60,373,111         33,923,529          5,952,439
                                                  -------------       ------------       ------------       ------------
Increase in net assets                              150,435,928         61,910,029         35,597,753         10,475,345
Net assets at beginning of period                    55,282,683         25,778,836         26,313,641         32,985,273
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 205,718,611       $ 87,688,865       $ 61,911,394       $ 43,460,618
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      3,095,544          1,175,530            836,231            250,251
      Units redeemed                                   (378,819)          (107,258)          (142,331)          (125,840)
      Units transferred                               5,024,009          2,180,437          1,581,740            299,004
                                                  -------------       ------------       ------------       ------------
Increase in units outstanding                         7,740,734          3,248,709          2,275,640            423,415
Beginning units                                       3,543,245          1,492,175          1,807,529          2,430,509
                                                  -------------       ------------       ------------       ------------
Ending units                                         11,283,979          4,740,884          4,083,169          2,853,924
                                                  =============       ============       ============       ============


                                                    High-Yield           Global            Corporate
                                                       Bond               Bond               Bond
                                                    Portfolio           Portfolio          Portfolio
                                                   -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $   9,152,126       $  2,130,114       $  2,694,760
      Net realized gains (losses) from
          securities transactions                       (644,681)           (40,024)           (50,416)
      Change in net unrealized appreciation/
          depreciation of investments                 (5,846,458)        (2,744,734)        (4,737,965)
                                                   -------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                          2,660,987           (654,644)        (2,093,621)
                                                   -------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    16,690,714          7,493,791         14,769,015
      Cost of units redeemed                          (5,524,798)        (1,603,734)        (3,576,701)
      Net transfers                                   31,272,128         13,428,271         34,199,108
                                                   -------------       ------------       ------------
          Increase in net assets
              from capital transactions               42,438,044         19,318,328         45,391,422
                                                   -------------       ------------       ------------
Increase in net assets                                45,099,031         18,663,684         43,297,801
Net assets at beginning of period                     71,359,867         19,329,810         47,784,153
                                                   -------------       ------------       ------------
Net assets at end of period                        $ 116,458,898       $ 37,993,494       $ 91,081,954
                                                   =============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       1,141,423            523,697          1,136,617
      Units redeemed                                    (377,152)          (112,684)          (276,352)
      Units transferred                                2,148,039            938,896          2,628,356
                                                   -------------       ------------       ------------
Increase in units outstanding                          2,912,310          1,349,909          3,488,621
Beginning units                                        5,006,115          1,342,157          3,633,064
                                                   -------------       ------------       ------------
Ending units                                           7,918,425          2,692,066          7,121,685
                                                   =============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                  International        Emerging             Real              "Dogs" of
                                                 Growth & Income        Markets            Estate            Wall Street
                                                    Portfolio          Portfolio          Portfolio           Portfolio
                                                 ---------------      ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $     548,380       $   (366,202)      $    727,960       $  1,390,875
      Net realized gains (losses) from
          securities transactions                     8,795,476            462,117           (960,010)            33,055
      Change in net unrealized appreciation/
          depreciation of investments                10,458,050         10,106,050         (4,870,119)        (6,918,280)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        19,801,906         10,201,965         (5,102,169)        (5,494,350)
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                   18,281,360          5,379,448          3,966,703         17,268,910
      Cost of units redeemed                         (4,791,103)          (948,361)        (1,462,048)        (2,960,776)
      Net transfers                                  48,024,228         13,253,871          3,570,410         30,220,688
                                                  -------------       ------------       ------------       ------------
          Increase in net assets
              from capital transactions              61,514,485         17,684,958          6,075,065         44,528,822
                                                  -------------       ------------       ------------       ------------
Increase in net assets                               81,316,391         27,886,923            972,896         39,034,472
Net assets at beginning of period                    75,169,281         15,795,868         32,691,828         41,986,957
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 156,485,672       $ 43,682,791       $ 33,664,724       $ 81,021,429
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      1,458,460            719,913            417,566          1,768,746
      Units redeemed                                   (378,517)          (124,134)          (153,462)          (302,395)
      Units transferred                               3,858,595          1,687,620            358,884          3,089,127
                                                  -------------       ------------       ------------       ------------
Increase in units outstanding                         4,938,538          2,283,399            622,988          4,555,478
Beginning units                                       6,738,263          2,574,316          3,336,767          4,324,225
                                                  -------------       ------------       ------------       ------------
Ending units                                         11,676,801          4,857,715          3,959,755          8,879,703
                                                  =============       ============       ============       ============


                                                   MFS Mid-Cap           Cash
                                                     Growth            Management
                                                    Portfolio           Portfolio              TOTAL
                                                   ------------       -------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $    (77,949)      $   1,873,194       $   210,164,157
      Net realized gains (losses) from
          securities transactions                       119,893           2,212,818            43,151,869
      Change in net unrealized appreciation/
          depreciation of investments                 4,024,528              (7,318)          427,646,577
                                                   ------------       -------------       ---------------
          Increase (decrease) in net assets
              from operations                         4,066,472           4,078,694           680,962,603
                                                   ------------       -------------       ---------------
From capital transactions:
      Net proceeds from units sold                    7,415,790         107,614,496         1,153,629,717
      Cost of units redeemed                           (166,957)        (22,563,293)         (194,848,612)
      Net transfers                                  20,061,270          10,104,667         1,570,209,870
                                                   ------------       -------------       ---------------
          Increase in net assets
              from capital transactions              27,310,103          95,155,870         2,528,990,975
                                                   ------------       -------------       ---------------
Increase in net assets                               31,376,575          99,234,564         3,209,953,578
Net assets at beginning of period                             0          64,914,008         2,479,346,096
                                                   ------------       -------------       ---------------
Net assets at end of period                        $ 31,376,575       $ 164,148,572       $ 5,689,299,674
                                                   ============       =============       ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        615,608           8,960,738
      Units redeemed                                    (13,180)         (1,874,567)
      Units transferred                               1,602,429             880,709
                                                   ------------       -------------
Increase in units outstanding                         2,204,857           7,966,880
Beginning units                                               0           5,488,046
                                                   ------------       -------------
Ending units                                          2,204,857          13,454,926
                                                   ============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998

                                                                                                           Government
                                                      Capital                              Natural             and
                                                   Appreciation          Growth           Resources        Quality Bond
                                                     Portfolio          Portfolio         Portfolio         Portfolio
                                                  -------------       ------------       -----------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   9,632,760       $  3,199,630       $    68,950       $  1,474,541
      Net realized gains (losses) from
          securities transactions                      (326,913)          (201,242)         (204,159)            47,241
      Change in net unrealized appreciation/
          depreciation of investments                (1,465,953)         5,142,158          (803,255)           714,247
                                                  -------------       ------------       -----------       ------------
          Increase (decrease) in net assets
              from operations                         7,839,894          8,140,546          (938,464)         2,236,029
                                                  -------------       ------------       -----------       ------------
From capital transactions:
      Net proceeds from units sold                   71,721,210         35,475,742         2,712,488         28,907,989
      Cost of units redeemed                         (2,491,708)        (1,447,887)         (143,369)          (968,073)
      Net transfers                                  67,863,753         31,589,411         2,154,514         42,664,629
                                                  -------------       ------------       -----------       ------------
          Increase in net assets
              from capital transactions             137,093,255         65,617,266         4,723,633         70,604,545
                                                  -------------       ------------       -----------       ------------
Increase in net assets                              144,933,149         73,757,812         3,785,169         72,840,574
Net assets at beginning of period                    29,593,338         16,032,042         2,182,361          5,001,782
                                                  -------------       ------------       -----------       ------------
Net assets at end of period                       $ 174,526,487       $ 89,789,854       $ 5,967,530       $ 77,842,356
                                                  =============       ============       ===========       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      3,101,815          1,578,439           257,386          2,175,939
      Units redeemed                                   (108,228)           (63,877)          (14,128)           (72,558)
      Units transferred                               2,971,013          1,374,272           202,275          3,198,932
                                                  -------------       ------------       -----------       ------------
Increase in units outstanding                         5,964,600          2,888,834           445,533          5,302,313
Beginning units                                       1,392,262            789,274           195,946            395,258
                                                  -------------       ------------       -----------       ------------
Ending units                                          7,356,862          3,678,108           641,479          5,697,571
                                                  =============       ============       ===========       ============


                                                    International
                                                     Diversified          Global            Aggressive
                                                       Equities          Equities             Growth
                                                      Portfolio          Portfolio          Portfolio
                                                    -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                   $    511,389       $  1,324,274       $   (292,123)
      Net realized gains (losses) from
          securities transactions                       1,386,651           (219,761)          (191,856)
      Change in net unrealized appreciation/
          depreciation of investments                   2,059,909            904,533          1,478,610
                                                     ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                           3,957,949          2,009,046            994,631
                                                     ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                     21,091,841         19,315,338         13,649,199
      Cost of units redeemed                           (1,004,862)          (640,259)          (828,570)
      Net transfers                                    25,033,100         18,470,077          9,885,207
                                                     ------------       ------------       ------------
          Increase in net assets
              from capital transactions                45,120,079         37,145,156         22,705,836
                                                     ------------       ------------       ------------
Increase in net assets                                 49,078,028         39,154,202         23,700,467
Net assets at beginning of period                      12,090,046         10,145,644          9,450,335
                                                     ------------       ------------       ------------
Net assets at end of period                          $ 61,168,074       $ 49,299,846       $ 33,150,802
                                                     ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        1,598,306          1,033,453          1,177,432
      Units redeemed                                      (75,427)           (34,289)           (72,238)
      Units transferred                                 1,955,854            967,454            867,888
                                                     ------------       ------------       ------------
Increase in units outstanding                           3,478,733          1,966,618          1,973,082
Beginning units                                         1,040,812            600,294            821,105
                                                     ------------       ------------       ------------
Ending units                                            4,519,545          2,566,912          2,794,187
                                                     ============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                     Venture           Federated            Putnam           MFS Growth
                                                      Value              Value              Growth            & Income
                                                    Portfolio          Portfolio           Portfolio          Portfolio
                                                  -------------       ------------       -------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   2,925,516       $     48,490       $   4,712,089       $    841,929
      Net realized gains (losses) from
          securities transactions                      (172,736)            28,529            (107,567)           (17,215)
      Change in net unrealized appreciation/
          depreciation of investments                19,867,377          4,160,013           3,964,873            276,080
                                                  -------------       ------------       -------------       ------------
          Increase (decrease) in net assets
              from operations                        22,620,157          4,237,032           8,569,395          1,100,794
                                                  -------------       ------------       -------------       ------------
From capital transactions:
      Net proceeds from units sold                  208,314,099         26,931,209          49,959,863          5,669,893
      Cost of units redeemed                         (7,851,820)        (1,132,439)         (1,645,834)          (278,400)
      Net transfers                                 170,105,124         19,944,991          38,106,584          4,341,304
                                                  -------------       ------------       -------------       ------------
          Increase in net assets
              from capital transactions             370,567,403         45,743,761          86,420,613          9,732,797
                                                  -------------       ------------       -------------       ------------
Increase in net assets                              393,187,560         49,980,793          94,990,008         10,833,591
Net assets at beginning of period                    91,204,022         10,027,159          15,352,973          3,369,267
                                                  -------------       ------------       -------------       ------------
Net assets at end of period                       $ 484,391,582       $ 60,007,952       $ 110,342,981       $ 14,202,858
                                                  =============       ============       =============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      9,205,602          1,800,123           2,384,765            294,266
      Units redeemed                                   (349,256)           (74,877)            (78,007)           (14,370)
      Units transferred                               7,596,146          1,321,669           1,811,688            223,079
                                                  -------------       ------------       -------------       ------------
Increase in units outstanding                        16,452,492          3,046,915           4,118,446            502,975
Beginning units                                       4,281,879            736,333             831,178            191,101
                                                  -------------       ------------       -------------       ------------
Ending units                                         20,734,371          3,783,248           4,949,624            694,076
                                                  =============       ============       =============       ============


                                                    Alliance            Growth-                Asset
                                                     Growth              Income             Allocation
                                                    Portfolio           Portfolio            Portfolio
                                                   -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $   8,226,469       $   2,384,817       $   5,744,063
      Net realized gains (losses) from
          securities transactions                         40,331            (105,651)            (25,672)
      Change in net unrealized appreciation/
          depreciation of investments                 38,915,613          19,497,796          (6,467,553)
                                                   -------------       -------------       -------------
          Increase (decrease) in net assets
              from operations                         47,182,413          21,776,962            (749,162)
                                                   -------------       -------------       -------------
From capital transactions:
      Net proceeds from units sold                   156,292,588         102,300,459          71,072,209
      Cost of units redeemed                          (7,072,575)         (4,333,954)         (2,843,383)
      Net transfers                                  146,090,948          90,122,898          69,478,908
                                                   -------------       -------------       -------------
          Increase in net assets
              from capital transactions              295,310,961         188,089,403         137,707,734
                                                   -------------       -------------       -------------
Increase in net assets                               342,493,374         209,866,365         136,958,572
Net assets at beginning of period                     51,268,810          41,725,084          26,951,364
                                                   -------------       -------------       -------------
Net assets at end of period                        $ 393,762,184       $ 251,591,449       $ 163,909,936
                                                   =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       5,295,545           4,276,262           3,835,848
      Units redeemed                                    (236,519)           (178,639)           (157,177)
      Units transferred                                4,850,581           3,739,287           3,819,170
                                                   -------------       -------------       -------------
Increase in units outstanding                          9,909,607           7,836,910           7,497,841
Beginning units                                        2,092,044           1,949,292           1,498,681
                                                   -------------       -------------       -------------
Ending units                                          12,001,651           9,786,202           8,996,522
                                                   =============       =============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                   SunAmerica          MFS Total                            Worldwide
                                                    Balanced            Return             Utility         High Income
                                                   Portfolio          Portfolio           Portfolio         Portfolio
                                                  ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $     80,436       $    752,215       $     46,948       $  1,480,150
      Net realized gains (losses) from
          securities transactions                          767            (77,158)            66,229           (344,498)
      Change in net unrealized appreciation/
          depreciation of investments                3,846,248            624,947          1,363,944         (6,457,714)
                                                  ------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        3,927,451          1,300,004          1,477,121         (5,322,062)
                                                  ------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                  23,239,334         11,304,259         10,714,120         17,466,056
      Cost of units redeemed                          (821,763)          (494,667)          (321,498)          (766,182)
      Net transfers                                 24,137,415         10,295,638         12,180,126         12,081,287
                                                  ------------       ------------       ------------       ------------
          Increase in net assets
              from capital transactions             46,554,986         21,105,230         22,572,748         28,781,161
                                                  ------------       ------------       ------------       ------------
Increase in net assets                              50,482,437         22,405,234         24,049,869         23,459,099
Net assets at beginning of period                    4,800,246          3,373,602          2,263,772          9,526,174
                                                  ------------       ------------       ------------       ------------
Net assets at end of period                       $ 55,282,683       $ 25,778,836       $ 26,313,641       $ 32,985,273
                                                  ============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                     1,595,594            684,178            777,520          1,095,112
      Units redeemed                                   (55,510)           (29,447)           (23,068)           (52,697)
      Units transferred                              1,640,025            619,053            875,459            791,786
                                                  ------------       ------------       ------------       ------------
Increase in units outstanding                        3,180,109          1,273,784          1,629,911          1,834,201
Beginning units                                        363,136            218,391            177,618            596,308
                                                  ------------       ------------       ------------       ------------
Ending units                                         3,543,245          1,492,175          1,807,529          2,430,509
                                                  ============       ============       ============       ============


                                                    High-Yield            Global           Corporate
                                                       Bond                Bond              Bond
                                                     Portfolio           Portfolio         Portfolio
                                                    ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                  $  1,151,514       $    317,911       $    153,322
      Net realized gains (losses) from
          securities transactions                       (213,441)            81,256              4,182
      Change in net unrealized appreciation/
          depreciation of investments                 (4,404,786)           557,677            735,861
                                                    ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                         (3,466,713)           956,844            893,365
                                                    ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    42,561,001          7,360,275         22,508,270
      Cost of units redeemed                          (1,599,144)          (442,454)          (965,054)
      Net transfers                                   22,740,488          9,053,497         21,232,066
                                                    ------------       ------------       ------------
          Increase in net assets
              from capital transactions               63,702,345         15,971,318         42,775,282
                                                    ------------       ------------       ------------
Increase in net assets                                60,235,632         16,928,162         43,668,647
Net assets at beginning of period                     11,124,235          2,401,648          4,115,506
                                                    ------------       ------------       ------------
Net assets at end of period                         $ 71,359,867       $ 19,329,810       $ 47,784,153
                                                    ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       2,810,972            534,729          1,742,472
      Units redeemed                                    (107,339)           (31,521)           (74,403)
      Units transferred                                1,543,626            655,386          1,636,695
                                                    ------------       ------------       ------------
Increase in units outstanding                          4,247,259          1,158,594          3,304,764
Beginning units                                          758,856            183,563            328,300
                                                    ------------       ------------       ------------
Ending units                                           5,006,115          1,342,157          3,633,064
                                                    ============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                  International       Emerging             Real
                                                 Growth & Income       Markets            Estate
                                                    Portfolio         Portfolio          Portfolio
                                                 ---------------     ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   (476,937)      $   (112,661)      $   (150,771)
      Net realized gains (losses) from
          securities transactions                      705,318           (232,481)           (52,161)
      Change in net unrealized appreciation/
          depreciation of investments                  429,721         (2,824,133)        (3,433,118)
                                                  ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                          658,102         (3,169,275)        (3,636,050)
                                                  ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                  28,356,252          7,726,541         16,657,991
      Cost of units redeemed                        (1,031,779)          (312,814)          (680,765)
      Net transfers                                 33,650,652          6,265,150         10,198,411
                                                  ------------       ------------       ------------
          Increase in net assets
              from capital transactions             60,975,125         13,678,877         26,175,637
                                                  ------------       ------------       ------------
Increase in net assets                              61,633,227         10,509,602         22,539,587
Net assets at beginning of period                   13,536,054          5,286,266         10,152,241
                                                  ------------       ------------       ------------
Net assets at end of period                       $ 75,169,281       $ 15,795,868       $ 32,691,828
                                                  ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                     2,490,709          1,042,154          1,513,224
      Units redeemed                                   (92,993)           (45,374)           (64,997)
      Units transferred                              3,030,421            914,324          1,001,219
                                                  ------------       ------------       ------------
Increase in units outstanding                        5,428,137          1,911,104          2,449,446
Beginning units                                      1,310,126            663,212            887,321
                                                  ------------       ------------       ------------
Ending units                                         6,738,263          2,574,316          3,336,767
                                                  ============       ============       ============


                                                     "Dogs" of            Cash
                                                    Wall Street        Management
                                                     Portfolio          Portfolio              TOTAL
                                                    ------------       ------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                  $   (182,697)      $    630,687       $    44,492,911
      Net realized gains (losses) from
          securities transactions                         (2,505)           175,674                41,162
      Change in net unrealized appreciation/
          depreciation of investments                  1,562,918            593,790            80,839,803
                                                    ------------       ------------       ---------------
          Increase (decrease) in net assets
              from operations                          1,377,716          1,400,151           125,373,876
                                                    ------------       ------------       ---------------
From capital transactions:
      Net proceeds from units sold                    21,886,112         97,871,143         1,121,065,481
      Cost of units redeemed                            (263,684)        (3,830,114)          (44,213,051)
      Net transfers                                   18,986,813        (47,835,079)          868,837,912
                                                    ------------       ------------       ---------------
          Increase in net assets
              from capital transactions               40,609,241         46,205,950         1,945,690,342
                                                    ------------       ------------       ---------------
Increase in net assets                                41,986,957         47,606,101         2,071,064,218
Net assets at beginning of period                              0         17,307,907           408,281,878
                                                    ------------       ------------       ---------------
Net assets at end of period                         $ 41,986,957       $ 64,914,008       $ 2,479,346,096
                                                    ============       ============       ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       2,316,059          8,397,502
      Units redeemed                                     (28,630)          (327,207)
      Units transferred                                2,036,796         (4,096,539)
                                                    ------------       ------------
Increase in units outstanding                          4,324,225          3,973,756
Beginning units                                                0          1,514,290
                                                    ------------       ------------
Ending units                                           4,324,225          5,488,046
                                                    ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

           The Separate Account is composed of twenty-seven variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-three currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. If no election is made, the payments will be invested according to the contracholder's last allocation instructions. The financial statements include balances allocated by the participant to the twenty-seven Variable Accounts and do not include balances allocated to the General Account.

           The inception date of the Government Bond and Global Bond Portfolios was June 11, 1997. The inception date of the MFS Total Return Portfolio was June 10, 1997. The inception date of the Corporate Bond, High-Yield Bond, and Aggressive Growth Portfolios was June 9, 1997. The inception date of the Utility Portfolio was June 6, 1997. The inception date of the Cash Management, Worldwide High Income, SunAmerica Balanced, and Emerging Markets Portfolios was June 5, 1997. The inception date of the Natural Resources, MFS Growth & Income, Federated Value, International Diversified Equities, International Growth & Income, and Real Estate Portfolios was June 4, 1997. The inception date of the Venture Value and Alliance Growth Portfolios was June 2, 1997. The inception date of the "Dogs" of Wall Street Portfolio was April 1, 1998. The inception date of the MFS Mid-Cap Growth

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           Portfolio was April 5, 1999. The inception date of the remaining portfolios was June 3, 1997.

           The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

           The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

           The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

           The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation.

           The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed securities.

           Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

           The investment objectives and policies of the twenty-three portfolios of the SunAmerica Trust are summarized below:

           The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

           The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

           The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small companies with market capitalizations under $1 billion.

           The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

           The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

           The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

           The MFS GROWTH AND INCOME PORTFOLIO (PREVIOUSLY KNOWN AS GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

           The ALLIANCE GROWTH PORTFOLIO seeks long term growth of capital. This portfolio invests primarily in common stocks or securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

           The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

           The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

           The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           The MFS TOTAL RETURN PORTFOLIO (PREVIOUSLY KNOWN AS BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

           The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

           The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

           The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities with a primary focus on "B" rated high-yield bonds.

           The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

           The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

           The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

           The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests mainly in the common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

           The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

           The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

           The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies, generally with market capitalizations between $1 billion and $5 billion, that its Subadvisor believes have above-average growth potential.

           The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

           The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

           Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

           Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

           INCOME PROTECTOR FEATURE: The Income Protector Feature is a "safety net" which offers the ability to receive a guaranteed fixed minimum retirement income during the Income Phase. The Income Protector is a standard feature of your contract at no additional charge. Other options were previously available under the Income Protector feature. Generally, if the contract was purchased between November 2, 1998 and March 31, 1999 the other provisions continue to apply to the contract. The minimum guaranteed income is determined upon calculation of the "income benefit base." The "income benefit base" calculation is equal to the contract's value on the election date, plus all subsequent purchase payments, less all withdrawals and applicable fees and charges in an amount proportionate to the amount by which such withdrawals decrease the contract's value.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           PRINCIPAL REWARDS PROGRAM: The Principal Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a Purchase Payment is submitted. The Initial Payment Enhancement is calculated as 2.00% of each Purchase Payment. Additionally, an amount may be added to the contract at a future date (a "Deferred Payment Enhancement"). For Purchase Payments received by March 31, 2000, the Current Deferred Payment Enhancement Percentage is 2.00%. After March 31, 2000, the Current Deferred Payment Enhancement Percentage may be increased, decreased, or eliminated. Purchase Payments may not be invested in a 6-month or 1 year Dollar Cost Averaging fixed accounts if participating in the Principal Rewards Program.

2.         CHARGES AND DEDUCTIONS

           Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

           WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

           Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made and also vary according to participation in the Principal Rewards Program. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


           CHARGES AND DEDUCTIONS (continued)

           Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:


                        WITHOUT PRINCIPAL REWARDS PROGRAM

   Years Since Purchase                                       Applicable Withdrawal
         Payment                                                  Charge Percentage
   --------------------------------------------------------------------------------

   First                                                                   7%
   Second                                                                  6%
   Third                                                                   5%
   Fourth                                                                  4%
   Fifth                                                                   3%
   Sixth                                                                   2%
   Seventh                                                                 1%
   Eighth and beyond                                                       0%

                         WITH PRINCIPAL REWARDS PROGRAM


   Years Since Purchase                                       Applicable Withdrawal
         Payment                                                  Charge Percentage
   --------------------------------------------------------------------------------

   First                                                                   9%
   Second                                                                  9%
   Third                                                                   8%
   Fourth                                                                  7%
   Fifth                                                                   6%
   Sixth                                                                   5%
   Seventh                                                                 4%
   Eighth                                                                  3%
   Ninth                                                                   2%
   Tenth and beyond                                                        0%


           CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


          CHARGES AND DEDUCTIONS (continued)

          TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

          PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

          MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

          DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

          SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.        INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

          The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the one month ended December 31, 1999 consist of the following:


                                                            Cost of Shares         Proceeds from
           Variable Accounts                                      Acquired           Shares Sold
           ---------------------------                     -------------------------------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                    $  25,000,131         $  4,902,412
           Growth Portfolio                                      7,369,767              270,792
           Natural Resources Portfolio                             462,738              641,467
           Government and Quality Bond Portfolio                 4,828,794              624,820

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio         18,048,177           15,411,048
           Global Equities Portfolio                            13,450,355            2,481,382
           Aggressive Growth Portfolio                          17,034,976            1,434,689
           Venture Value Portfolio                              20,275,254            1,303,007
           Federated Value Portfolio                             2,679,152            1,427,402
           Putnam Growth Portfolio                              10,598,704              667,031
           MFS Growth & Income  Portfolio                        6,632,199              121,182
           Alliance Growth Portfolio                            40,035,769              904,912
           Growth-Income Portfolio                              22,110,726            2,272,536
           Asset Allocation Portfolio                            1,785,759            1,440,517
           SunAmerica Balanced Portfolio                        13,250,940                    0
           MFS Total Return Portfolio                            5,687,477               24,396
           Utility Portfolio                                     2,233,005               76,227
           Worldwide High Income Portfolio                         830,425            1,350,169
           High-Yield Bond Portfolio                             3,801,146            1,311,705
           Global Bond Portfolio                                 1,194,839              427,478
           Corporate Bond Portfolio                              1,846,957            1,009,070
           International Growth & Income Portfolio              30,951,895            7,350,263
           Emerging Markets Portfolio                            5,195,529              827,847
           Real Estate Portfolio                                   895,055              622,303
           "Dogs" of Wall Street Portfolio                       2,004,271            1,461,955
           MFS Mid Cap Growth Portfolio                          8,977,042              658,578
           Cash Management Portfolio                            52,920,600           44,276,886

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



          INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

          The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1999 consist of the following:

                                                               Cost of Shares           Proceeds from
           Variable Accounts                                         Acquired             Shares Sold
           ---------------------------                         --------------------------------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                      $  262,469,820          $  72,858,783
           Growth Portfolio                                       105,090,365              9,362,928
           Natural Resources Portfolio                             11,253,456              5,258,327
           Government and Quality Bond Portfolio                  110,443,687             25,219,551

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio           287,403,217            253,041,090
           Global Equities Portfolio                               65,680,086              9,018,820
           Aggressive Growth Portfolio                             81,001,402             12,860,801
           Venture Value Portfolio                                348,818,828             31,057,635
           Federated Value Portfolio                               67,267,157             16,095,924
           Putnam Growth Portfolio                                166,320,083              2,558,419
           MFS Growth & Income  Portfolio                          91,850,835              1,364,335
           Alliance Growth Portfolio                              628,527,182             43,457,676
           Growth-Income Portfolio                                323,440,317             21,422,634
           Asset Allocation Portfolio                              72,816,022              5,985,744
           SunAmerica Balanced Portfolio                          134,589,345                  1,062
           MFS Total Return Portfolio                              68,091,192                175,910
           Utility Portfolio                                       39,418,568              3,170,945
           Worldwide High Income Portfolio                         15,353,282              5,259,484
           High-Yield Bond Portfolio                               78,719,186             27,129,016
           Global Bond Portfolio                                   22,823,563              1,375,121
           Corporate Bond Portfolio                                49,338,340               1,252,158
           International Growth & Income Portfolio                178,015,113             115,952,248
           Emerging Markets Portfolio                              26,127,411               8,808,655
           Real Estate Portfolio                                   15,837,388               9,034,362
           "Dogs" of Wall Street Portfolio                         48,062,403               2,142,706
           MFS Mid-Cap Growth Portfolio                            31,999,792               4,767,638
           Cash Management Portfolio                              732,605,807             635,576,743


                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.         FEDERAL INCOME TAXES

           The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.


5.         FISCAL YEAR CHANGE

           Effective December 31, 1999, the Separate Account changed its fiscal year end from November 30 to December 31. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year.


           Results for comparable prior period are summarized below.


                                                                      One month ended
                                                                     December 31, 1998
                                                                     -----------------
           Total investment income                                      $  1,524,757
                                                                        ------------

           Net investment loss                                            (1,871,485)

           Net realized gains from securities transactions                 1,182,799

           Change in net unrealized appreciation/depreciation
                     of investments                                      159,575,225
                                                                        ------------

           Increase in net assets from operations                       $158,886,539
                                                                        ============

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

        The following financial statements are included in Part B of the Registration Statement:


               Consolidated financial statements of Anchor National Life Insurance Company for the fiscal year ended
               September 30, 1998 [Incorporated by Reference]

               Audited Transition Report of Anchor National Life Insurance Company as of and for the three months ended December 31, 1998 [Incorporated by Reference]

               Audited Financial Statements of Variable Separate Account (Portion relating to the Polaris II Variable Annuity) for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999.


(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account....          ***
(2)  Form of Custody Agreements..................          ***
(3)  (a) Form of Distribution Contract...........          ***
     (b) Selling Agreement.......................          ***
(4)  Variable Annuity Contract
     (a) Polaris II Group Annuity Certificate....          ****
     (b) Polaris II Individual Annuity Contract..          ****
     (c) Polaris II (Principal Rewards) Group
         Annuity Certificate.....................          *****
     (d) Polaris II (Principal Rewards)
         Individual Annuity Contract.............          *****
(5)  Application for Contract
     (a) Polaris II Participant Enrollment Form..          *****
     (b) Polaris II Annuity Application..........          *****
(6)  Depositor - Corporate Documents
     (a) Certificate of Incorporation............          ***
     (b) By-Laws.................................          ***
(7)  Reinsurance Contract........................
(8)  Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation
         Agreement...............................          ***
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................          ***
(9)  Opinion of Counsel..........................          ***
     Consent of Counsel..........................          ***
(10) Consent of Independent Accountants..........          *
(11) Financial Statements Omitted from Item 23...          **
(12) Initial Capitalization Agreement............          **
(13) Performance Computations....................          **
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant..................................          *****
(15) Powers of Attorney..........................          ***

-------------
*     Filed Herewith
**    Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement to this Registration Statement
**** Filed March 20, 1998 as part of Post-Effective Amendment Numbers 2 and 3 to this Registration Statement.
***** Filed April 1, 1999, as part of Post-Effective Amendment Numbers 7 and 8 to this Registration Statement

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
Eli Broad                    Chairman, President and
                               Chief Executive Officer
Jay S. Wintrob               Director and Executive Vice President
Peter McMillan               Director
James R. Belardi             Director and Senior Vice President
Susan L. Harris              Director, Senior Vice President
                               and Secretary
Jana W. Greer                Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis              Director and Senior Vice President
Edwin R. Raquel              Senior Vice President and Chief Actuary

David R. Bechtel             Vice President and Treasurer
J. Franklin Grey             Vice President
Edward P. Nolan*             Vice President
Gregory M. Outcalt           Senior Vice President and Controller
Scott H. Richland            Vice President
P. Daniel Demko, Jr.         Vice President
Kevin J. Hart                Vice President
Stuart R. Polakov            Vice President


------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company (File Nos. 333-65965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.

Item 27.  Number of Contract Owners


          As of December 31, 1999, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris II Variable Annuity) was 104,905, of which 45,228 were Qualified Contracts and 59,677 were Nonqualified Contracts



Item 28.  Indemnification

          None.


Item 29.  Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                       President, General Counsel
                                       and Assistant Secretary
        Peter Harbeck               Director
        Susan L. Harris             Secretary
        Debbie Potash-Turner        Controller
        James Nichols               Vice President

                  Net
                  Distribution     Compensation
Name of           Discounts and    on Redemption   Brokerage
Distributor       Commissions      Annuitization   Commission    Commissions*
------------      --------------   -------------   -----------   ------------
SunAmerica        None             None            None          None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.  Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




Item 33.  Representation

     A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities
Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 20 day of March, 1999.


                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By:  /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                               DATE
ELI BROAD*                    President, Chief
------------------------      Executive Officer and
Eli Broad                     Chairman  of the Board
                              (Principal Executive
                              Officer)


MARC H. GAMSIN*                Senior Vice President and
------------------------       Director
Marc H. Gamsin


N. SCOTT GILLIS*              Senior Vice President
------------------------      and Director
N. Scott Gillis


JAMES R. BELARDI*              Director
------------------------
James R. Belardi



JANA W. GREER*                 Director
------------------------
Jana W. Greer


/s/ SUSAN L. HARRIS            Director                      March 20, 2000
------------------------
Susan L. Harris

PETER MCMILLAN*               Director
------------------------
Peter McMillan



JAY S. WINTROB*               Director
------------------------
Jay S. Wintrob



* By: /s/ SUSAN L. HARRIS     Attorney-in-Fact
     ----------------------
         Susan L. Harris


Date:  March 20, 2000


** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws; (iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.



**/s/ GREGORY M. OUTCALT      Senior Vice President and     March 20, 2000
------------------------      Controller
Gregory M. Outcalt

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------
Ex(10)                  Consent of Independent Accountants